Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.7%)
*	RBC Bearings Inc.	72,140	14,261
	Balchem Corp.	83,227	13,150
	UFP Industries Inc.	155,429	12,944
	Avient Corp.	234,929	12,923
*	Livent Corp.	418,146	12,666
	Sensient Technologies Corp.	109,136	10,618
	Commercial Metals Co.	309,995	9,579
*,1	MP Materials Corp.	188,297	8,274
	Mueller Industries Inc.	145,014	8,024
	Quaker Chemical Corp.	34,781	7,925
*	Arconic Corp.	284,914	7,613
	Hecla Mining Co.	1,372,066	7,601
	Cabot Corp.	144,826	7,600
*	Ingevity Corp.	102,499	7,371
	Boise Cascade Co.	101,637	6,589
	Tronox Holdings plc Class A	295,757	6,504
	Stepan Co.	55,587	6,265
	GrafTech International Ltd.	525,379	6,121
	Minerals Technologies Inc.	86,740	5,696
*	Constellium SE Class A	316,943	5,569
	Innospec Inc.	63,308	5,141
	Trinseo plc	100,419	4,743
	Materion Corp.	52,619	4,455
	Compass Minerals International Inc.	88,293	4,295
	Worthington Industries Inc.	87,312	4,189
*	Novagold Resources Inc.	612,075	4,131
*	Kraton Corp.	81,081	3,735
*	Coeur Mining Inc.	660,476	3,699
	Kaiser Aluminum Corp.	40,789	3,640
	Carpenter Technology Corp.	122,984	3,380
*,1	Energy Fuels Inc.	381,742	3,325
	Schnitzer Steel Industries Inc. Class A	66,814	3,214
	AdvanSix Inc.	70,620	3,198
*	Amyris Inc.	441,712	3,030
*	GCP Applied Technologies Inc.	127,261	2,970
*	Orion Engineered Carbons SA	156,758	2,751
*	Uranium Energy Corp.	595,350	2,334
	Schweitzer-Mauduit International Inc.	80,595	2,313
*,1	Meta Materials Inc.	565,286	2,075
	Neenah Inc.	43,519	2,023
	Glatfelter Corp.	112,997	1,861
*	US Silica Holdings Inc.	189,485	1,838

		Shares	Market Value ($000)
*	Century Aluminum Co.	132,491	1,753
*	Clearwater Paper Corp.	42,583	1,714
*	TimkenSteel Corp.	119,032	1,705
	Hawkins Inc.	49,592	1,645
*	Koppers Holdings Inc.	53,517	1,616
*	Gatos Silver Inc.	119,649	1,616
	Verso Corp. Class A	69,679	1,473
	Haynes International Inc.	32,273	1,293
	Ecovyst Inc.	132,476	1,268
	American Vanguard Corp.	75,677	1,083
*	Intrepid Potash Inc.	26,101	1,073
	Ryerson Holding Corp.	42,483	995
*	Alto Ingredients Inc.	185,137	965
	Omega Flex Inc.	8,010	945
*	Rayonier Advanced Materials Inc.	159,814	876
	Tredegar Corp.	67,826	746
*	Northwest Pipe Co.	24,748	712
*	Ur-Energy Inc.	468,611	698
*	Unifi Inc.	34,210	697
	FutureFuel Corp.	66,756	503
*	NN Inc.	110,648	492
	Olympic Steel Inc.	24,135	491
*,1	Zymergen Inc.	48,216	437
*	Perpetua Resources Corp.	69,486	351
*	Polymet Mining Corp.	74,775	225
*	Marrone Bio Innovations Inc.	259,453	183
	Valhi Inc.	6,374	168
			275,356
Consumer Discretionary (15.0%)
*,1	AMC Entertainment Holdings Inc. Class A	1,332,243	45,216
*	Avis Budget Group Inc.	125,735	34,526
*	Crocs Inc.	159,434	26,150
*	BJ's Wholesale Club Holdings Inc.	353,742	23,400
	Macy's Inc.	810,856	23,109
*	Fox Factory Holding Corp.	109,008	19,160
*	Scientific Games Corp. Class A	248,159	15,862
	Texas Roadhouse Inc. Class A	180,626	14,981
*	Helen of Troy Ltd.	62,184	14,955
*	Goodyear Tire & Rubber Co.	713,308	14,345
	Signet Jewelers Ltd.	134,592	13,074
	Wingstop Inc.	77,052	12,375
	TEGNA Inc.	570,940	11,276
*	Meritage Homes Corp.	96,776	10,922
	Murphy USA Inc.	62,370	10,811
*	Skyline Champion Corp.	135,571	10,608
*	Hilton Grand Vacations Inc.	220,831	10,489
	Papa John's International Inc.	85,362	10,407
*	Adient plc	244,450	10,377
	American Eagle Outfitters Inc.	392,779	10,169
*	National Vision Holdings Inc.	210,676	10,121
	Steven Madden Ltd.	211,753	10,048
*	Overstock.com Inc.	110,967	9,905
*	Sonos Inc.	310,358	9,823
*	Taylor Morrison Home Corp. Class A	314,917	9,781
	LCI Industries	63,990	9,744
*	Asbury Automotive Group Inc.	58,473	9,569
*	Boot Barn Holdings Inc.	75,477	9,234
*,1	Fisker Inc.	421,397	9,014

		Shares	Market Value ($000)
*	Academy Sports & Outdoors Inc.	200,502	8,946
	Group 1 Automotive Inc.	45,336	8,829
	KB Home	216,101	8,642
*	LGI Homes Inc.	56,531	8,121
	Dana Inc.	375,220	8,067
*	Callaway Golf Co.	298,642	8,051
*	SeaWorld Entertainment Inc.	132,883	7,839
[1]	PROG Holdings Inc.	171,105	7,720
*	Dorman Products Inc.	68,988	7,656
*	Visteon Corp.	71,651	7,589
	Red Rock Resorts Inc. Class A	159,083	7,563
	Rent-A-Center Inc.	170,121	7,514
	Cracker Barrel Old Country Store Inc.	61,201	7,468
*	Tri Pointe Homes Inc.	291,645	7,282
	MillerKnoll Inc.	191,918	7,281
*	Gentherm Inc.	85,803	7,246
	Kontoor Brands Inc.	133,897	7,220
*	Cavco Industries Inc.	23,828	7,089
	MDC Holdings Inc.	147,643	7,063
*	Revolve Group Inc.	92,635	7,056
*	Shake Shack Inc. Class A	96,610	7,052
	International Game Technology plc	258,014	6,972
*	Allegiant Travel Co.	39,612	6,862
	Wolverine World Wide Inc.	209,906	6,534
*	Vista Outdoor Inc.	148,342	6,478
*	Meredith Corp.	102,932	6,073
	Winnebago Industries Inc.	83,475	6,029
	John Wiley & Sons Inc. Class A	111,403	5,791
*	Abercrombie & Fitch Co. Class A	158,309	5,699
*	Sally Beauty Holdings Inc.	290,868	5,698
	Graham Holdings Co. Class B	10,017	5,675
*	iHeartMedia Inc. Class A	289,062	5,668
*	Urban Outfitters Inc.	176,990	5,605
*	Cardlytics Inc.	82,486	5,574
	Rush Enterprises Inc. Class A	108,915	5,550
	Century Communities Inc.	77,492	5,507
*	iRobot Corp.	72,149	5,477
*	Spirit Airlines Inc.	253,781	5,307
*	Houghton Mifflin Harcourt Co.	328,117	5,105
*	SkyWest Inc.	128,478	5,032
*	Knowles Corp.	229,881	4,993
*	Bed Bath & Beyond Inc.	271,287	4,973
	Camping World Holdings Inc. Class A	110,213	4,834
	Acushnet Holdings Corp.	88,461	4,811
	Monro Inc.	85,610	4,796
*	Sleep Number Corp.	59,650	4,759
	Jack in the Box Inc.	56,341	4,654
*	ODP Corp.	123,055	4,647
*	KAR Auction Services Inc.	306,843	4,600
*	Everi Holdings Inc.	220,456	4,572
*	Central Garden & Pet Co. Class A	105,383	4,568
*	Cheesecake Factory Inc.	118,863	4,555
	Gray Television Inc.	220,576	4,548
*	Coursera Inc.	148,972	4,468
*	Madison Square Garden Entertainment Corp.	67,408	4,457
	HNI Corp.	112,273	4,436
*	2U Inc.	185,259	4,407
	PriceSmart Inc.	60,426	4,334

		Shares	Market Value ($000)
*	Cinemark Holdings Inc.	278,881	4,328
	Dillard's Inc. Class A	15,566	4,264
*	M/I Homes Inc.	73,779	4,123
*	Lions Gate Entertainment Corp. Class B	301,240	4,112
	Inter Parfums Inc.	46,199	4,058
*	Brinker International Inc.	117,231	4,056
*	Bloomin' Brands Inc.	228,605	4,039
	Oxford Industries Inc.	41,460	3,961
	La-Z-Boy Inc.	115,923	3,871
	Big Lots Inc.	88,420	3,836
*	Stitch Fix Inc. Class A	152,448	3,796
*	Adtalem Global Education Inc.	127,813	3,792
*	elf Beauty Inc.	124,267	3,743
*	Malibu Boats Inc. Class A	53,492	3,716
*	Dave & Buster's Entertainment Inc.	111,487	3,621
	Buckle Inc.	76,896	3,617
*,1	Blink Charging Co.	94,027	3,613
*	Stride Inc.	103,987	3,549
	Franchise Group Inc.	73,005	3,486
*	G-III Apparel Group Ltd.	114,035	3,380
	Strategic Education Inc.	62,808	3,360
*	XPEL Inc.	46,340	3,331
*,1	Canoo Inc.	274,320	3,284
*	GoPro Inc. Class A	325,642	3,256
*	Bally's Corp.	84,265	3,231
	Hibbett Inc.	41,398	3,227
	Sturm Ruger & Co. Inc.	44,342	3,179
*	RealReal Inc.	202,897	3,159
*	Children's Place Inc.	36,286	3,140
*	Selectquote Inc.	345,761	3,112
*	Dine Brands Global Inc.	42,026	3,018
*	Cars.com Inc.	176,694	2,947
*	Arko Corp.	311,378	2,936
*	MarineMax Inc.	54,473	2,902
*	AMC Networks Inc. Class A	75,102	2,900
*	Clear Channel Outdoor Holdings Inc.	939,425	2,884
*	Clean Energy Fuels Corp.	400,625	2,872
	Smith & Wesson Brands Inc.	123,652	2,813
	Matthews International Corp. Class A	80,060	2,776
	Sinclair Broadcast Group Inc. Class A	118,685	2,769
	EW Scripps Co. Class A	148,196	2,746
	Standard Motor Products Inc.	53,960	2,700
*	Liberty Media Corp.- Liberty Braves Class C	96,293	2,649
*	American Axle & Manufacturing Holdings Inc.	291,015	2,578
*	Zumiez Inc.	56,315	2,577
	Laureate Education Inc. Class A	256,628	2,566
	Steelcase Inc. Class A	228,817	2,560
	Scholastic Corp.	67,847	2,554
	Sonic Automotive Inc. Class A	56,418	2,534
*	Rush Street Interactive Inc.	139,042	2,481
*	Genesco Inc.	37,803	2,389
*	Hawaiian Holdings Inc.	130,647	2,388
	Guess? Inc.	103,876	2,342
*	WW International Inc.	135,882	2,286
*	Monarch Casino & Resort Inc.	33,495	2,257
	Winmark Corp.	8,954	2,257
*	Lions Gate Entertainment Corp. Class A	153,519	2,249
	Caleres Inc.	95,027	2,244

		Shares	Market Value ($000)
*	Denny's Corp.	161,164	2,232
*	PowerSchool Holdings Inc. Class A	111,159	2,229
*	Viad Corp.	52,450	2,219
	Carriage Services Inc. Class A	42,504	2,199
	Interface Inc. Class A	149,480	2,132
*	Designer Brands Inc. Class A	155,074	2,121
*	Imax Corp.	128,016	2,111
*	Lovesac Co.	32,967	2,086
*	1-800-Flowers.com Inc. Class A	68,748	2,047
*	Golden Entertainment Inc.	44,280	2,033
*	Tupperware Brands Corp.	127,541	1,995
*	Green Brick Partners Inc.	79,278	1,978
*	QuinStreet Inc.	128,045	1,960
*	Citi Trends Inc.	22,687	1,924
*	Sportsman's Warehouse Holdings Inc.	112,494	1,916
	Aaron's Co. Inc.	83,681	1,858
*	Gannett Co. Inc.	363,017	1,855
*	Accel Entertainment Inc. Class A	145,172	1,848
	Movado Group Inc.	41,152	1,846
*	Tenneco Inc. Class A	175,468	1,842
*	Sun Country Airlines Holdings Inc.	67,068	1,840
*	Perdoceo Education Corp.	181,905	1,792
*	Chico's FAS Inc.	311,190	1,783
	Shoe Carnival Inc.	45,489	1,779
*	BJ's Restaurants Inc.	58,080	1,734
*	TravelCenters of America Inc.	32,244	1,684
*	Arlo Technologies Inc.	214,299	1,661
	Clarus Corp.	62,227	1,642
*,1	Vuzix Corp.	151,619	1,633
*	Quotient Technology Inc.	229,363	1,608
*,1	Corsair Gaming Inc.	70,797	1,586
*	America's Car-Mart Inc.	16,083	1,578
*	Party City Holdco Inc.	285,186	1,569
	A-Mark Precious Metals Inc.	22,604	1,565
*	CarParts.com Inc.	126,128	1,560
*	Latham Group Inc.	60,300	1,554
*	Liquidity Services Inc.	68,372	1,550
*	Purple Innovation Inc. Class A	148,007	1,527
*	Beazer Homes USA Inc.	75,587	1,485
*	Fossil Group Inc.	123,488	1,476
*	Ruth's Hospitality Group Inc.	86,745	1,475
*	Chuy's Holdings Inc.	51,250	1,469
*	Stoneridge Inc.	67,256	1,468
	Johnson Outdoors Inc. Class A	13,551	1,410
*	AMMO Inc.	222,043	1,377
	OneWater Marine Inc. Class A	26,805	1,372
	RCI Hospitality Holdings Inc.	21,509	1,362
*	Master Craft Boat Holdings Inc.	48,424	1,325
	Global Industrial Co.	32,891	1,318
	Ethan Allen Interiors Inc.	58,124	1,308
*	Boston Omaha Corp. Class A	45,357	1,299
*	OneSpaWorld Holdings Ltd.	136,633	1,288
	Haverty Furniture Cos. Inc.	43,037	1,287
*,1	Romeo Power Inc.	324,825	1,286
*	Golden Nugget Online Gaming Inc.	102,843	1,282
[1]	Big 5 Sporting Goods Corp.	53,977	1,281
*	Hovnanian Enterprises Inc. Class A	13,267	1,267
*	Stagwell Inc.	159,013	1,228

		Shares	Market Value ($000)
*	Universal Electronics Inc.	33,754	1,222
*	Frontier Group Holdings Inc.	89,779	1,199
*	Central Garden & Pet Co.	24,436	1,177
*	Bluegreen Vacations Holding Class A	39,289	1,168
*,1	Lordstown Motors Corp. Class A	248,367	1,162
	Entravision Communications Corp. Class A	153,849	1,143
*	Lumber Liquidators Holdings Inc.	74,261	1,139
*	Funko Inc. Class A	68,571	1,120
*	Daily Journal Corp.	3,060	1,115
*	Lindblad Expeditions Holdings Inc.	79,183	1,109
*	Noodles & Co. Class A	105,208	1,083
*	Turtle Beach Corp.	38,960	1,044
*	Marcus Corp.	58,882	1,029
*	Conn's Inc.	46,449	1,016
*	Cooper-Standard Holdings Inc.	43,689	1,009
*	Integral Ad Science Holding Corp.	43,860	984
	Kimball International Inc. Class B	93,514	958
*	Container Store Group Inc.	82,063	954
*	Century Casinos Inc.	70,655	922
*	American Public Education Inc.	47,998	907
*,1	Genius Brands International Inc.	730,645	906
	Tilly's Inc. Class A	58,394	877
*	American Outdoor Brands Inc.	36,680	865
*	Lands' End Inc.	37,169	855
	Cato Corp. Class A	51,124	841
[1]	Krispy Kreme Inc.	57,187	832
	Rush Enterprises Inc. Class B	17,004	829
*,1	Esports Technologies Inc.	28,502	825
*	Kirkland's Inc.	36,527	789
*	Motorcar Parts of America Inc.	48,319	775
*	Thryv Holdings Inc.	19,516	763
*	Full House Resorts Inc.	84,716	759
*	Snap One Holdings Corp.	34,529	758
*	Traeger Inc.	58,577	756
*	Entercom Communications Corp. Class A	305,271	754
*,1	Shift Technologies Inc.	160,850	742
*,1	Arcimoto Inc.	70,967	726
	Hooker Furnishings Corp.	30,371	721
*	Alta Equipment Group Inc.	49,239	719
*	ONE Group Hospitality Inc.	54,049	709
*	European Wax Center Inc. Class A	25,868	698
*	Barnes & Noble Education Inc.	99,235	697
*,1	Eastman Kodak Co.	115,942	694
*	Instructure Holdings Inc.	31,170	694
	Superior Group of Cos. Inc.	30,493	682
*	Liberty Media Corp.- Liberty Braves Class A	23,932	667
*	Red Robin Gourmet Burgers Inc.	40,405	659
*	Kura Sushi USA Inc. Class A	10,265	653
*	Vera Bradley Inc.	66,858	636
	Rocky Brands Inc.	17,851	634
*	Mesa Air Group Inc.	88,648	626
*	El Pollo Loco Holdings Inc.	49,153	620
	Del Taco Restaurants Inc.	77,471	593
*,1	Weber Inc. Class A	43,235	582
*	F45 Training Holdings Inc.	52,011	553
	Lifetime Brands Inc.	33,346	542
*	CarLotz Inc.	181,314	537
*	Nautilus Inc.	77,311	530

		Shares	Market Value ($000)
*,1	Torrid Holdings Inc.	32,474	528
*	Legacy Housing Corp.	20,636	515
*	PlayAGS Inc.	70,684	509
*	Casper Sleep Inc.	75,002	491
*,1	CuriosityStream Inc.	67,487	489
	Flexsteel Industries Inc.	17,129	486
*	Neogames SA	14,216	474
*	Xponential Fitness Inc. Class A	24,231	471
	Nathan's Famous Inc.	7,468	460
	Escalade Inc.	26,624	453
*	Duluth Holdings Inc. Class B	31,949	443
*	Fiesta Restaurant Group Inc.	45,875	428
	National CineMedia Inc.	152,607	427
*	VOXX International Corp. Class A	40,369	415
*	Liberty TripAdvisor Holdings Inc. Class A	188,606	407
*,1	XL Fleet Corp.	88,567	402
*	Lazydays Holdings Inc.	19,344	391
*	Drive Shack Inc.	213,755	366
	Bassett Furniture Industries Inc.	24,003	366
*,1	Aterian Inc.	66,085	322
*	Outbrain Inc.	20,288	306
*,1	Eros STX Global Corp.	822,289	299
*	Biglari Holdings Inc. Class B	2,049	291
	Hamilton Beach Brands Holding Co. Class A	19,205	288
*	LiveOne Inc.	154,387	283
	JOANN Inc.	30,156	276
*	Hall of Fame Resort & Entertainment Co.	142,304	265
	Carrols Restaurant Group Inc.	86,646	248
*	Emerald Holding Inc.	62,807	248
	Marine Products Corp.	20,481	242
*	HyreCar Inc.	45,086	239
*	Chicken Soup For The Soul Entertainment Inc.	17,911	236
*	Figs Inc. Class A	6,945	231
*	Fluent Inc.	114,905	214
*	Revlon Inc. Class A	18,542	211
*	Stonemor Inc.	83,357	205
*	Landsea Homes Corp.	26,624	202
*	Portillo's Inc. Class A	4,610	188
*	Regis Corp.	60,855	166
	NL Industries Inc.	20,746	128
*	Rent the Runway Inc. Class A	7,868	106
*	Dutch Bros Inc. Class A	1,989	105
*	First Watch Restaurant Group Inc.	5,081	101
*	Sweetgreen Inc. Class A	2,581	99
	CompX International Inc.	4,076	91
*	Arhaus Inc.	9,054	88
*	Brilliant Earth Group Inc. Class A	4,279	68
*	Solo Brands Inc. Class A	3,914	65
*	Udemy Inc.	1,822	50
*	aka Brands Holding Corp.	3,227	38
*	Allbirds Inc. Class A	1,797	35
*	Lulu's Fashion Lounge Holdings Inc.	2,713	35
*	Digital Media Solutions Inc. Class A	7,575	34
			1,127,428
Consumer Staples (2.8%)
*	Performance Food Group Co.	391,287	15,773
	Sanderson Farms Inc.	52,435	9,846
*	Celsius Holdings Inc.	139,106	9,516

		Shares	Market Value ($000)
*	Simply Good Foods Co.	219,637	8,120
	WD-40 Co.	35,213	7,900
*	Sprouts Farmers Market Inc.	295,974	7,831
	Lancaster Colony Corp.	48,981	7,161
*	United Natural Foods Inc.	144,001	7,160
	Coca-Cola Consolidated Inc.	12,134	6,923
	Primo Water Corp.	404,811	6,728
	Energizer Holdings Inc.	175,588	6,530
	Medifast Inc.	30,061	6,185
	Edgewell Personal Care Co.	140,124	5,950
*	Beauty Health Co.	224,967	5,840
	Vector Group Ltd.	370,395	5,756
*	Hostess Brands Inc. Class A	337,830	5,740
	Nu Skin Enterprises Inc. Class A	128,223	5,626
	J & J Snack Foods Corp.	38,000	5,190
[1]	B&G Foods Inc.	165,219	4,978
*	TreeHouse Foods Inc.	134,053	4,920
*	Hydrofarm Holdings Group Inc.	100,464	3,315
	Cal-Maine Foods Inc.	91,895	3,314
*	USANA Health Sciences Inc.	32,184	3,209
	National Beverage Corp.	60,392	3,137
	Universal Corp.	62,292	2,901
	MGP Ingredients Inc.	36,445	2,842
	Ingles Markets Inc. Class A	36,181	2,778
	Andersons Inc.	80,974	2,751
	Weis Markets Inc.	42,395	2,669
*	Chefs' Warehouse Inc.	81,015	2,517
*	PLBY Group Inc.	60,802	2,332
*	GrowGeneration Corp.	139,105	2,267
	SpartanNash Co.	92,226	2,207
*	BellRing Brands Inc. Class A	102,500	2,206
	Fresh Del Monte Produce Inc.	86,794	2,149
	Utz Brands Inc.	147,545	2,082
	ACCO Brands Corp.	240,321	1,985
*,1	Tattooed Chef Inc.	121,777	1,959
	John B Sanfilippo & Son Inc.	22,921	1,889
	Calavo Growers Inc.	44,090	1,787
*	Rite Aid Corp.	141,755	1,746
*	Mission Produce Inc.	95,489	1,691
	Turning Point Brands Inc.	37,507	1,425
	PetMed Express Inc.	50,982	1,395
*	Duckhorn Portfolio Inc.	68,790	1,321
	Tootsie Roll Industries Inc.	40,373	1,270
*	Veru Inc.	166,356	1,248
*	Vital Farms Inc.	63,793	1,079
*,1	22nd Century Group Inc.	416,803	1,046
*	Whole Earth Brands Inc.	96,840	1,023
*,1	AppHarvest Inc.	180,668	905
*	Seneca Foods Corp. Class A	16,103	688
*	HF Foods Group Inc.	94,815	677
	Limoneira Co.	41,100	601
*	Honest Co. Inc.	64,328	549
*	Landec Corp.	67,763	539
	Nature's Sunshine Products Inc.	30,677	522
	Village Super Market Inc. Class A	22,203	472
	Oil-Dri Corp. of America	13,502	450
*,1	NewAge Inc.	345,187	390
*	AquaBounty Technologies Inc.	135,776	356

		Shares	Market Value ($000)
	Natural Grocers by Vitamin Cottage Inc.	24,264	312
*,1	Laird Superfood Inc.	16,274	217
*	Zevia PBC Class A	26,077	199
*	Sovos Brands Inc.	9,849	152
*	Vita Coco Co. Inc.	5,773	78
*,1	MedAvail Holdings Inc.	30,395	53
*	Greenlane Holdings Inc. Class A	42,125	51
*	Real Good Food Co. Inc.	2,268	18
			214,442
Energy (4.7%)
	Ovintiv Inc. (XNYS)	676,457	23,514
	Chesapeake Energy Corp.	270,984	16,134
*	Antero Resources Corp.	738,459	12,967
	PDC Energy Inc.	256,574	12,939
*	Range Resources Corp.	616,969	12,068
	Matador Resources Co.	285,739	11,221
*	ChampionX Corp.	523,493	10,685
*	Denbury Inc.	130,193	10,366
	Equitrans Midstream Corp.	1,055,538	10,154
	Murphy Oil Corp.	378,108	10,050
	SM Energy Co.	309,624	8,979
	California Resources Corp.	213,223	8,331
*	Southwestern Energy Co.	1,748,670	7,834
*	CNX Resources Corp.	558,490	7,618
*	FuelCell Energy Inc.	839,153	7,284
*	Ameresco Inc. Class A	79,772	7,206
	Magnolia Oil & Gas Corp. Class A	359,178	6,814
*	Whiting Petroleum Corp.	101,622	6,574
	Civitas Resources Inc.	127,479	6,515
	Arcosa Inc.	125,087	6,401
	Oasis Petroleum Inc.	52,035	6,239
	Helmerich & Payne Inc.	271,806	6,102
*	Array Technologies Inc.	329,610	5,938
*	SunPower Corp.	206,388	5,913
*	Renewable Energy Group Inc.	115,544	5,521
*	Callon Petroleum Co.	102,903	5,232
	Cactus Inc. Class A	140,848	5,141
*	Green Plains Inc.	123,144	4,760
	World Fuel Services Corp.	161,034	4,024
*	Kosmos Energy Ltd.	1,045,646	3,827
	Patterson-UTI Energy Inc.	481,631	3,400
*	Golar LNG Ltd.	265,459	3,132
*	PBF Energy Inc. Class A	248,561	3,114
*	Tellurian Inc.	930,362	3,033
	Arch Resources Inc.	39,027	3,024
*	Centennial Resource Development Inc. Class A	467,906	2,915
*,1	Gevo Inc.	504,523	2,901
	Warrior Met Coal Inc.	133,024	2,859
	Northern Oil and Gas Inc.	135,227	2,756
*	Oceaneering International Inc.	257,423	2,752
*	Delek US Holdings Inc.	169,790	2,662
*	Stem Inc.	125,073	2,654
	Archrock Inc.	348,482	2,575
*	NOW Inc.	284,327	2,377
	Brigham Minerals Inc. Class A	112,580	2,337
*	Liberty Oilfield Services Inc. Class A	233,612	2,149
*	Peabody Energy Corp.	207,764	2,069
*	CONSOL Energy Inc.	88,344	1,939

		Shares	Market Value ($000)
*	Laredo Petroleum Inc.	32,488	1,914
*	Comstock Resources Inc.	236,032	1,910
*	Bristow Group Inc.	61,037	1,813
*	ProPetro Holding Corp.	220,122	1,809
*	DMC Global Inc.	47,894	1,748
*	Dril-Quip Inc.	90,601	1,731
*	TPI Composites Inc.	93,959	1,675
*	NexTier Oilfield Solutions Inc.	444,751	1,601
*	Par Pacific Holdings Inc.	115,352	1,562
*	Nabors Industries Ltd. (XNYS)	18,201	1,483
*	MRC Global Inc.	207,601	1,428
	Berry Corp.	174,748	1,422
*	Centrus Energy Corp. Class A	25,063	1,391
*	Contango Oil & Gas Co.	379,607	1,321
*	Aemetis Inc.	69,848	1,310
	SunCoke Energy Inc.	214,636	1,307
*	REX American Resources Corp.	13,701	1,247
	CVR Energy Inc.	76,713	1,198
*	Helix Energy Solutions Group Inc.	370,066	1,125
*	Tidewater Inc.	105,126	1,096
*	Ranger Oil Corp. Class A	40,086	1,079
*	Expro Group Holdings NV	71,603	1,003
*	National Energy Services Reunited Corp.	97,005	961
*	Talos Energy Inc.	95,337	951
*	Select Energy Services Inc. Class A	160,236	918
*	American Superconductor Corp.	71,416	914
*	W&T Offshore Inc.	242,900	836
*	TETRA Technologies Inc.	317,612	829
*	Oil States International Inc.	156,743	793
*	RPC Inc.	174,872	705
*	Earthstone Energy Inc. Class A	61,920	633
*	Newpark Resources Inc.	231,091	631
*,1	Beam Global	23,004	611
*	FTS International Inc. Class A	23,186	611
*	Matrix Service Co.	67,571	587
	Solaris Oilfield Infrastructure Inc. Class A	81,278	556
	Altus Midstream Co. Class A	8,397	532
	Falcon Minerals Corp.	105,046	487
*	FTC Solar Inc.	49,305	422
*,1	Advent Technologies Holdings Inc.	39,680	304
	HighPeak Energy Inc.	13,071	178
*	Fluence Energy Inc.	5,220	165
	Riley Exploration Permian Inc.	6,136	108
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	5,784	27
			349,931
Financials (15.7%)
	First Financial Bankshares Inc.	335,149	16,731
	Glacier Bancorp Inc.	284,439	15,445
	Houlihan Lokey Inc. Class A	131,833	14,309
	Cadence Bank	485,354	14,182
	SouthState Corp.	180,252	14,085
	Valley National Bancorp	1,033,950	13,896
*	Silvergate Capital Corp. Class A	63,163	12,916
*	Marathon Digital Holdings Inc.	246,386	12,583
	CIT Group Inc.	256,308	12,574
	Blackstone Mortgage Trust Inc. Class A	406,089	12,183
*	Trupanion Inc.	98,538	12,152
	Essent Group Ltd.	285,862	11,886

		Shares	Market Value ($000)
	Selective Insurance Group Inc.	153,323	11,582
	Kinsale Capital Group Inc.	55,477	11,539
	United Bankshares Inc.	322,532	11,524
	UMB Financial Corp.	112,978	11,363
	Hancock Whitney Corp.	223,338	10,671
	Walker & Dunlop Inc.	75,455	10,616
	RLI Corp.	103,279	10,615
	ServisFirst Bancshares Inc.	128,852	10,358
	Radian Group Inc.	481,396	9,806
	Community Bank System Inc.	138,241	9,768
	Moelis & Co. Class A	157,881	9,680
	Chimera Investment Corp.	608,240	9,671
	BankUnited Inc.	240,505	9,534
*	Focus Financial Partners Inc. Class A	153,767	9,463
	Home BancShares Inc.	393,625	9,419
	Pacific Premier Bancorp Inc.	241,950	9,376
	Independent Bank Corp. (XNGS)	118,219	9,346
	Hamilton Lane Inc. Class A	87,795	9,286
	Eastern Bankshares Inc.	443,350	8,925
	Investors Bancorp Inc.	590,433	8,792
	Associated Banc-Corp.	390,830	8,559
	Navient Corp.	425,394	8,393
	Ameris Bancorp	171,608	8,352
*	Axos Financial Inc.	147,215	8,334
*	LendingClub Corp.	252,537	8,263
	Federated Hermes Inc.	244,263	8,234
*,1	Riot Blockchain Inc.	217,565	8,130
	Cathay General Bancorp	193,656	8,116
	Simmons First National Corp. Class A	277,168	8,068
*	Triumph Bancorp Inc.	60,732	7,734
	United Community Banks Inc.	224,546	7,695
	Old National Bancorp	426,708	7,536
	Piper Sandler Cos.	45,125	7,479
	CNO Financial Group Inc.	329,284	7,462
*	Texas Capital Bancshares Inc.	130,883	7,371
	Live Oak Bancshares Inc.	81,344	7,248
*	Mr Cooper Group Inc.	183,105	7,191
	American Equity Investment Life Holding Co.	213,505	7,180
*	Enstar Group Ltd.	32,005	7,140
	First BanCorp. (XNYS)	530,574	7,051
	Artisan Partners Asset Management Inc. Class A	151,121	6,760
	Independent Bank Group Inc.	97,170	6,746
	Columbia Banking System Inc.	202,146	6,642
	FirstCash Inc.	102,462	6,541
	Fulton Financial Corp.	410,379	6,480
*	Cannae Holdings Inc.	218,752	6,468
	Atlantic Union Bankshares Corp.	198,014	6,437
	CVB Financial Corp.	333,801	6,379
	Flagstar Bancorp Inc.	134,533	6,261
*	Open Lending Corp. Class A	269,075	6,253
	Arbor Realty Trust Inc.	350,832	6,157
	WSFS Financial Corp.	121,278	6,030
	Goosehead Insurance Inc. Class A	45,700	6,001
	International Bancshares Corp.	138,789	5,831
	First Midwest Bancorp Inc.	294,050	5,802
	Cohen & Steers Inc.	64,183	5,762
	Washington Federal Inc.	174,833	5,680
	First Financial Bancorp	244,342	5,620

		Shares	Market Value ($000)
	Sandy Spring Bancorp Inc.	119,614	5,613
	Virtus Investment Partners Inc.	18,840	5,603
	Hilltop Holdings Inc.	164,237	5,589
	First Merchants Corp.	139,678	5,572
	PennyMac Financial Services Inc.	84,776	5,369
	WesBanco Inc.	163,785	5,331
	Towne Bank	173,342	5,303
	Renasant Corp.	142,605	5,195
	Banner Corp.	89,495	5,126
*	Genworth Financial Inc. Class A	1,308,614	4,999
*	PRA Group Inc.	117,193	4,976
	Heartland Financial USA Inc.	104,062	4,943
	Trustmark Corp.	160,441	4,911
	Stewart Information Services Corp.	68,875	4,905
	MFA Financial Inc.	1,142,801	4,903
	Apollo Commercial Real Estate Finance Inc.	362,141	4,900
	Veritex Holdings Inc.	122,693	4,862
	Meta Financial Group Inc.	81,108	4,848
	Park National Corp.	37,132	4,830
	Great Western Bancorp Inc.	142,898	4,794
	Bank of NT Butterfield & Son Ltd.	129,484	4,769
	Two Harbors Investment Corp.	809,869	4,762
	Seacoast Banking Corp. of Florida	140,818	4,755
	PJT Partners Inc. Class A	61,998	4,717
*	Palomar Holdings Inc.	63,415	4,634
	Provident Financial Services Inc.	195,940	4,612
	Eagle Bancorp Inc.	81,608	4,599
*,1	Encore Capital Group Inc.	77,832	4,541
*	BRP Group Inc. Class A	121,701	4,508
	Brightsphere Investment Group Inc.	149,706	4,496
*	Customers Bancorp Inc.	77,162	4,448
	Lakeland Financial Corp.	62,970	4,447
	Argo Group International Holdings Ltd.	81,762	4,438
	Hope Bancorp Inc.	307,040	4,406
	PennyMac Mortgage Investment Trust	253,084	4,396
	iStar Inc.	178,714	4,350
	StepStone Group Inc. Class A	104,350	4,317
	First Interstate BancSystem Inc. Class A	105,659	4,311
*	NMI Holdings Inc. Class A	216,612	4,246
	Enterprise Financial Services Corp.	91,360	4,236
	Northwest Bancshares Inc.	316,176	4,199
	B Riley Financial Inc.	52,144	4,037
	Horace Mann Educators Corp.	107,661	3,991
	First Bancorp (XNGS)	88,675	3,941
	NBT Bancorp Inc.	108,860	3,931
	BGC Partners Inc. Class A	855,823	3,826
*	Bancorp Inc.	134,977	3,816
	Capitol Federal Financial Inc.	335,417	3,810
	Nelnet Inc. Class A	43,871	3,782
	Redwood Trust Inc.	291,647	3,739
	Stock Yards Bancorp Inc.	62,093	3,715
	First Commonwealth Financial Corp.	246,218	3,701
	FB Financial Corp.	85,857	3,683
	New York Mortgage Trust Inc.	979,582	3,654
	American National Group Inc.	19,251	3,643
	Westamerica BanCorp.	67,321	3,621
*	Enova International Inc.	93,663	3,570
*	LendingTree Inc.	30,007	3,402

		Shares	Market Value ($000)
	First Busey Corp.	131,228	3,373
	Berkshire Hills Bancorp Inc.	126,228	3,372
	Ladder Capital Corp. Class A	293,167	3,339
	Southside Bancshares Inc.	80,503	3,280
	National Bank Holdings Corp. Class A	76,240	3,249
	ProAssurance Corp.	138,886	3,194
	OFG Bancorp	131,127	3,160
	OceanFirst Financial Corp.	152,734	3,148
	ConnectOne Bancorp Inc.	96,209	3,127
	City Holding Co.	39,088	3,067
	Dime Community Bancshares Inc.	89,318	3,064
	Brookline Bancorp Inc.	198,194	3,058
	TriCo Bancshares	71,133	2,999
	S&T Bancorp Inc.	100,068	2,993
	Broadmark Realty Capital Inc.	332,352	2,991
	Safety Insurance Group Inc.	37,333	2,885
	Federal Agricultural Mortgage Corp. Class C	23,611	2,874
	Tompkins Financial Corp.	36,447	2,849
	Employers Holdings Inc.	73,213	2,827
	BancFirst Corp.	44,145	2,809
	Premier Financial Corp.	95,503	2,808
	Banc of California Inc.	141,392	2,770
	AMERISAFE Inc.	49,419	2,624
	First Foundation Inc.	102,070	2,595
	HomeStreet Inc.	52,175	2,576
	Cowen Inc. Class A	72,606	2,569
	James River Group Holdings Ltd.	94,721	2,504
	German American Bancorp Inc.	63,701	2,493
*	StoneX Group Inc.	43,310	2,433
	Preferred Bank	35,611	2,427
	Origin Bancorp Inc.	57,061	2,407
	Kearny Financial Corp.	187,860	2,388
	Washington Trust Bancorp Inc.	44,140	2,375
	State Auto Financial Corp.	45,530	2,343
	Ready Capital Corp.	149,412	2,295
*	World Acceptance Corp.	11,136	2,288
	Bryn Mawr Bank Corp.	50,990	2,274
	Lakeland Bancorp Inc.	126,159	2,257
[1]	Invesco Mortgage Capital Inc.	751,527	2,255
*	TriState Capital Holdings Inc.	74,823	2,238
	Horizon Bancorp Inc.	110,724	2,148
	QCR Holdings Inc.	39,666	2,140
	Heritage Financial Corp.	91,064	2,134
	WisdomTree Investments Inc.	347,298	2,132
	ARMOUR Residential REIT Inc.	213,110	2,086
	Univest Financial Corp.	74,724	2,060
	First Bancorp Inc. (XNMS)	52,448	2,038
	Brightspire Capital Inc. Class A	217,413	2,033
*	Blucora Inc.	125,398	2,030
	Peoples Bancorp Inc.	65,477	2,019
	1st Source Corp.	43,634	2,018
	Ellington Financial Inc.	120,468	1,996
	Allegiance Bancshares Inc.	49,177	1,988
*	Nicolet Bankshares Inc.	27,691	1,975
*	Amerant Bancorp Inc.	69,873	1,967
	Northfield Bancorp Inc.	116,322	1,960
	Central Pacific Financial Corp.	71,252	1,907
	TPG RE Finance Trust Inc.	154,988	1,891

		Shares	Market Value ($000)
*	Metropolitan Bank Holding Corp.	19,830	1,882
*	Columbia Financial Inc.	101,356	1,849
	Flushing Financial Corp.	76,219	1,800
	First Mid Bancshares Inc.	42,739	1,796
	HarborOne Bancorp Inc.	127,799	1,775
	Hanmi Financial Corp.	78,734	1,769
*	SiriusPoint Ltd.	228,420	1,759
*	Ambac Financial Group Inc.	117,502	1,755
	Granite Point Mortgage Trust Inc.	141,210	1,741
	Camden National Corp.	37,832	1,733
	KKR Real Estate Finance Trust Inc.	83,613	1,725
	Community Trust Bancorp Inc.	40,203	1,689
*	CrossFirst Bankshares Inc.	119,959	1,678
	Byline Bancorp Inc.	64,261	1,669
	Heritage Commerce Corp.	150,971	1,655
	HCI Group Inc.	14,573	1,609
	TrustCo Bank Corp. NY	48,458	1,583
	Cambridge Bancorp	17,555	1,559
	Peapack-Gladstone Financial Corp.	46,818	1,549
	Great Southern Bancorp Inc.	27,322	1,520
	Diamond Hill Investment Group Inc.	7,807	1,500
	Dynex Capital Inc.	88,581	1,481
*	MBIA Inc.	124,114	1,460
	Hingham Institution for Savings	3,708	1,448
	Orchid Island Capital Inc.	319,512	1,444
	Bank of Marin Bancorp	41,282	1,430
	First Community Bankshares Inc.	43,573	1,425
*	Atlantic Capital Bancshares Inc.	50,881	1,422
	Farmers National Banc Corp.	79,234	1,394
*	eHealth Inc.	62,816	1,387
*	MoneyGram International Inc.	231,176	1,371
	Business First Bancshares Inc.	49,372	1,358
	National Western Life Group Inc. Class A	6,618	1,348
	Mercantile Bank Corp.	40,109	1,347
	Midland States Bancorp Inc.	56,066	1,334
	CBTX Inc.	47,450	1,319
	Reliant Bancorp Inc.	39,648	1,319
	Metrocity Bankshares Inc.	48,920	1,316
	First Financial Corp.	30,068	1,307
	Banco Latinoamericano de Comercio Exterior SA Class E	80,130	1,302
	West BanCorp. Inc.	41,356	1,283
	GCM Grosvenor Inc. Class A	111,106	1,273
	Financial Institutions Inc.	40,569	1,250
	Republic Bancorp Inc. Class A	24,336	1,247
	First of Long Island Corp.	59,303	1,242
*	Franklin BSP Realty Trust Inc. REIT	80,992	1,242
	Arrow Financial Corp.	35,691	1,231
	Bank First Corp.	17,235	1,210
	Independent Bank Corp.	53,279	1,201
*	Assetmark Financial Holdings Inc.	46,892	1,189
	HomeTrust Bancshares Inc.	39,574	1,188
	Oppenheimer Holdings Inc. Class A	23,869	1,171
	Alerus Financial Corp.	38,789	1,168
	Waterstone Financial Inc.	56,051	1,163
	Regional Management Corp.	20,528	1,161
*	Oportun Financial Corp.	54,072	1,161
	Merchants Bancorp	25,349	1,156
	MidWestOne Financial Group Inc.	37,433	1,153

		Shares	Market Value ($000)
	Mid Penn Bancorp Inc.	36,431	1,146
*	Southern First Bancshares Inc.	19,518	1,142
	United Fire Group Inc.	54,398	1,138
	Equity Bancshares Inc. Class A	34,799	1,132
	Capstar Financial Holdings Inc.	53,155	1,107
	CNB Financial Corp.	41,529	1,094
	Bar Harbor Bankshares	38,001	1,086
*	Coastal Financial Corp.	24,682	1,079
	Southern Missouri Bancorp Inc.	20,075	1,072
	Universal Insurance Holdings Inc.	70,388	1,061
	MVB Financial Corp.	25,719	1,056
*	Blue Foundry Bancorp	72,418	1,055
	First Internet Bancorp	23,983	1,039
	Sculptor Capital Management Inc. Class A	56,221	1,019
	American National Bankshares Inc.	27,373	1,001
	Citizens & Northern Corp.	40,301	997
*	Carter Bankshares Inc.	67,225	975
	Primis Financial Corp.	62,177	950
*	EZCorp. Inc. Class A	127,721	945
	Enterprise Bancorp Inc.	23,917	943
*	Bridgewater Bancshares Inc.	54,411	930
	Spirit of Texas Bancshares Inc.	33,328	926
	SmartFinancial Inc.	36,040	925
	Sierra Bancorp	36,566	921
	Capital City Bank Group Inc.	34,601	917
	Curo Group Holdings Corp.	54,469	904
	Civista Bancshares Inc.	38,256	900
	RBB Bancorp	36,342	889
	Old Second Bancorp Inc.	71,652	885
	Peoples Financial Services Corp.	18,228	864
	First Bancorp Inc. (XNGS)	26,866	813
	Home Bancorp Inc.	19,925	806
	Blue Ridge Bankshares Inc.	44,665	795
	Tiptree Inc.	60,102	783
	Guaranty Bancshares Inc.	20,672	760
	Summit Financial Group Inc.	29,690	742
*,1	Citizens Inc. Class A	129,172	732
	Provident Bancorp Inc.	39,691	719
*	Howard Bancorp Inc.	34,474	712
	Investors Title Co.	3,280	708
	Great Ajax Corp.	55,639	703
	South Plains Financial Inc.	27,401	685
*	Ocwen Financial Corp.	20,954	668
	Orrstown Financial Services Inc.	27,943	654
	Northrim BanCorp Inc.	15,996	649
	Greenhill & Co. Inc.	37,952	647
	PCSB Financial Corp.	34,868	635
	Red River Bancshares Inc.	11,680	617
	Independence Holding Co.	10,853	613
	Amalgamated Financial Corp.	35,768	605
	FS Bancorp Inc.	18,302	594
	First Bank	40,424	585
	Macatawa Bank Corp.	67,947	572
	Luther Burbank Corp.	40,465	558
*	Maiden Holdings Ltd.	179,828	539
	Capital Bancorp Inc.	20,119	535
	Fidelity D&D Bancorp Inc.	10,334	527
	Donegal Group Inc. Class A	37,582	511

		Shares	Market Value ($000)
	AFC Gamma Inc.	22,549	488
	Marlin Business Services Corp.	20,844	478
*	Greenlight Capital Re Ltd. Class A	68,725	465
	Heritage Insurance Holdings Inc.	67,954	453
	HBT Financial Inc.	24,504	441
*	NI Holdings Inc.	22,403	415
	Pzena Investment Management Inc. Class A	43,724	410
	Five Star Bancorp	13,665	406
*	Republic First Bancorp Inc.	114,377	387
*	Trean Insurance Group Inc.	45,732	385
*	Pioneer Bancorp Inc.	30,092	376
*	Finance of America Cos. Inc. Class A	91,237	374
	GAMCO Investors Inc. Class A	13,527	331
	Crawford & Co. Class A	41,786	305
	Angel Oak Mortgage Inc.	18,492	302
*	Velocity Financial LLC	21,910	265
*	MetroMile Inc.	102,686	261
	United Insurance Holdings Corp.	51,062	211
	Associated Capital Group Inc. Class A	4,334	171
*	P10 Inc. Class A	6,917	95
	Value Line Inc.	2,321	94
[1]	Home Point Capital Inc.	20,164	78
*	Clearwater Analytics Holdings Inc. Class A	1,208	26
*	US Century Bank Class A	1,466	22
			1,178,682
Health Care (17.6%)
*	Intellia Therapeutics Inc.	177,763	20,445
*	Tenet Healthcare Corp.	274,135	19,976
*	Omnicell Inc.	111,056	19,657
*	Arrowhead Pharmaceuticals Inc.	261,569	18,323
*	Biohaven Pharmaceutical Holding Co. Ltd.	143,738	16,133
*	Shockwave Medical Inc.	87,085	15,696
*	Medpace Holdings Inc.	74,834	15,521
*	Inspire Medical Systems Inc.	69,410	15,497
*	Blueprint Medicines Corp.	151,033	14,529
*	Halozyme Therapeutics Inc.	363,820	11,962
*	STAAR Surgical Co.	122,606	11,671
*	Pacific Biosciences of California Inc.	501,918	11,650
*	Twist Bioscience Corp.	121,847	11,636
*	HealthEquity Inc.	211,089	11,542
*	Fate Therapeutics Inc.	209,442	11,521
*	Bridgebio Pharma Inc.	277,711	11,247
*	Neogen Corp.	277,751	11,146
*	LivaNova plc	137,949	11,058
*	Denali Therapeutics Inc.	234,810	10,862
	Ensign Group Inc.	135,626	10,352
*	Beam Therapeutics Inc.	128,625	10,181
*	NeoGenomics Inc.	292,649	10,026
	CONMED Corp.	74,906	9,847
*	Option Care Health Inc.	386,270	9,776
*	Apollo Medical Holdings Inc.	97,286	9,113
*	Alkermes plc	413,998	9,075
*	LHC Group Inc.	78,809	9,041
*	Invitae Corp.	517,199	8,792
*	Arena Pharmaceuticals Inc.	157,822	8,600
*	Arvinas Inc.	112,606	8,514
*	Merit Medical Systems Inc.	132,430	8,325
*	Progyny Inc.	162,793	8,265

		Shares	Market Value ($000)
*	Insmed Inc.	296,744	8,166
*	Cytokinetics Inc.	204,612	8,049
*	iRhythm Technologies Inc.	76,145	8,041
*	Kodiak Sciences Inc.	86,479	7,942
*	Nevro Corp.	89,234	7,770
*	Apellis Pharmaceuticals Inc.	184,460	7,762
	Select Medical Holdings Corp.	285,217	7,658
*	Zentalis Pharmaceuticals Inc.	92,609	7,599
	Owens & Minor Inc.	187,186	7,487
*	Intra-Cellular Therapies Inc.	182,338	7,381
*	Vir Biotechnology Inc.	155,124	7,356
*	Karuna Therapeutics Inc.	57,296	7,328
*	AtriCure Inc.	115,563	7,327
*	R1 RCM Inc.	306,678	7,305
*	Phreesia Inc.	126,112	7,274
*	Amicus Therapeutics Inc.	678,560	7,267
*	Inari Medical Inc.	87,711	7,240
*	Prestige Consumer Healthcare Inc.	129,284	7,233
*	Veracyte Inc.	174,138	7,223
*	Allakos Inc.	90,199	7,067
	Patterson Cos. Inc.	221,195	6,961
*	Dicerna Pharmaceuticals Inc.	179,599	6,827
*	Integer Holdings Corp.	84,722	6,756
*	Haemonetics Corp.	130,175	6,671
*	PTC Therapeutics Inc.	179,262	6,661
*	Axonics Inc.	118,203	6,431
*	NuVasive Inc.	133,631	6,422
*	Ligand Pharmaceuticals Inc.	38,930	6,304
*	Reata Pharmaceuticals Inc. Class A	70,849	6,065
*	ACADIA Pharmaceuticals Inc.	308,785	5,929
*	Pacira BioSciences Inc.	112,630	5,927
*	Magellan Health Inc.	61,385	5,819
*	Editas Medicine Inc. Class A	176,468	5,763
*	CareDx Inc.	130,604	5,634
*	Health Catalyst Inc.	129,336	5,612
*	Outset Medical Inc.	118,008	5,594
*	Emergent BioSolutions Inc.	126,409	5,577
*	BioCryst Pharmaceuticals Inc.	458,823	5,533
*	Ortho Clinical Diagnostics Holdings plc Class H	285,575	5,466
*	Agios Pharmaceuticals Inc.	152,216	5,422
*	SpringWorks Therapeutics Inc.	75,329	5,412
*	Codexis Inc.	155,342	5,392
*	Xencor Inc.	145,903	5,285
*,1	Cassava Sciences Inc.	98,719	5,280
*	Corcept Therapeutics Inc.	249,494	5,239
*	Evolent Health Inc. Class A	199,965	5,199
*	Myriad Genetics Inc.	200,136	5,176
*	Arcus Biosciences Inc.	116,937	5,122
*	ChemoCentryx Inc.	139,302	5,054
*	TG Therapeutics Inc.	330,791	5,028
*	Glaukos Corp.	115,925	4,988
*	Fulgent Genetics Inc.	53,305	4,985
*	Kymera Therapeutics Inc.	88,657	4,922
*	MEDNAX Inc.	196,455	4,825
*	NanoString Technologies Inc.	117,115	4,813
*	1Life Healthcare Inc.	300,869	4,793
*	Avid Bioservices Inc.	155,842	4,763
*	Lantheus Holdings Inc.	173,743	4,653

		Shares	Market Value ($000)
*	Relay Therapeutics Inc.	154,914	4,558
*	Prothena Corp. plc	90,202	4,524
*	Celldex Therapeutics Inc.	118,640	4,520
*	Turning Point Therapeutics Inc.	118,645	4,516
*	Dynavax Technologies Corp.	278,183	4,493
*	Vericel Corp.	119,987	4,465
*	Enanta Pharmaceuticals Inc.	49,761	4,393
*	ModivCare Inc.	32,038	4,390
*	Global Blood Therapeutics Inc.	154,430	4,364
*	Travere Thrapeutics Inc.	150,426	4,295
*	CorVel Corp.	22,751	4,277
*,1	Sorrento Therapeutics Inc.	716,780	4,272
*	REVOLUTION Medicines Inc.	153,210	4,238
*	Sana Biotechnology Inc.	222,846	4,236
*	Ironwood Pharmaceuticals Inc. Class A	374,972	4,158
*	Heska Corp.	25,204	4,057
*	OPKO Health Inc.	1,031,205	4,053
*	IVERIC bio Inc.	269,323	3,937
*	Protagonist Therapeutics Inc.	115,418	3,880
*,1	Inovio Pharmaceuticals Inc.	533,526	3,863
*	Community Health Systems Inc.	320,708	3,858
*	Atara Biotherapeutics Inc.	213,186	3,814
*	Supernus Pharmaceuticals Inc.	126,758	3,799
*	Avanos Medical Inc.	124,167	3,746
*	Krystal Biotech Inc.	46,302	3,730
*	C4 Therapeutics Inc.	99,693	3,701
*	AdaptHealth Corp. Class A	184,959	3,631
*	Surgery Partners Inc.	81,787	3,628
*	Silk Road Medical Inc.	87,474	3,550
*,1	Senseonics Holdings Inc.	1,115,178	3,502
*	Addus HomeCare Corp.	39,747	3,467
	Healthcare Services Group Inc.	193,388	3,384
*	Accolade Inc.	129,917	3,335
*,1	Butterfly Network Inc.	471,113	3,321
*	Endo International plc	591,417	3,312
*	REGENXBIO Inc.	101,843	3,259
*	Allogene Therapeutics Inc.	175,443	3,244
*	Cerevel Therapeutics Holdings Inc.	103,445	3,226
*	Anavex Life Sciences Corp.	165,542	3,211
*	Quanterix Corp.	79,671	3,184
*	RadNet Inc.	117,233	3,161
*	ImmunoGen Inc.	510,413	3,149
*	Alector Inc.	151,098	3,120
*	Coherus Biosciences Inc.	165,823	3,079
*	American Well Corp. Class A	472,501	3,071
*,1	Ocugen Inc.	476,494	3,021
*	Cerus Corp.	435,024	2,997
*	MannKind Corp.	637,889	2,953
*	Inhibrx Inc.	72,202	2,919
*	OptimizeRx Corp.	44,287	2,879
*	Joint Corp.	35,694	2,853
*,1	Bionano Genomics Inc.	725,990	2,839
	US Physical Therapy Inc.	32,924	2,831
*	Varex Imaging Corp.	98,864	2,823
*	Brookdale Senior Living Inc.	478,398	2,803
*	FibroGen Inc.	221,603	2,772
*	MacroGenics Inc.	154,913	2,726
*	Tivity Health Inc.	113,934	2,714

		Shares	Market Value ($000)
*	Crinetics Pharmaceuticals Inc.	96,548	2,638
*	Berkeley Lights Inc.	125,256	2,614
*	Rocket Pharmaceuticals Inc.	104,631	2,556
	Atrion Corp.	3,592	2,550
*	Adagio Therapeutics Inc.	54,128	2,546
*	Morphic Holding Inc.	53,318	2,543
*	Sangamo Therapeutics Inc.	306,414	2,540
*	Revance Therapeutics Inc.	181,225	2,479
*	Axsome Therapeutics Inc.	71,656	2,475
*	AngioDynamics Inc.	95,413	2,457
*,1	Vaxart Inc.	308,213	2,453
*	Madrigal Pharmaceuticals Inc.	29,311	2,424
*	BioLife Solutions Inc.	62,907	2,401
*	Seer Inc. Class A	107,377	2,396
*	Multiplan Corp.	585,843	2,367
*	Nurix Therapeutics Inc.	80,823	2,329
*	Intersect ENT Inc.	85,860	2,298
*	Kura Oncology Inc.	164,354	2,294
*	Vanda Pharmaceuticals Inc.	140,978	2,284
*	Castle Biosciences Inc.	55,046	2,275
	LeMaitre Vascular Inc.	48,484	2,269
*	Keros Therapeutics Inc.	40,453	2,257
*	NextGen Healthcare Inc.	144,972	2,247
*	Heron Therapeutics Inc.	237,538	2,245
*	Meridian Bioscience Inc.	109,718	2,184
*	Replimune Group Inc.	76,605	2,182
*	Pulmonx Corp.	67,141	2,169
*	Avidity Biosciences Inc.	97,007	2,166
*	Arcturus Therapeutics Holdings Inc.	54,360	2,161
*	Vaxcyte Inc.	104,519	2,130
	National HealthCare Corp.	32,453	2,093
*	Triple-S Management Corp. Class B	58,535	2,079
*	Affimed NV	299,512	2,043
*	Cardiovascular Systems Inc.	100,936	2,019
*	Alphatec Holdings Inc.	181,803	2,018
*	MiMedx Group Inc.	286,650	2,009
*	Radius Health Inc.	120,808	1,988
*	OrthoPediatrics Corp.	35,675	1,987
*	Natus Medical Inc.	86,948	1,965
*	Harmony Biosciences Holdings Inc.	57,637	1,965
*	Generation Bio Co.	112,689	1,935
*	Seres Therapeutics Inc.	179,526	1,932
*	Sutro Biopharma Inc.	111,737	1,908
*	Scholar Rock Holding Corp.	71,329	1,894
*	Innoviva Inc.	111,840	1,870
*	Amphastar Pharmaceuticals Inc.	95,481	1,868
*	Ideaya Biosciences Inc.	84,492	1,859
*	Syndax Pharmaceuticals Inc.	115,823	1,850
*	iTeos Therapeutics Inc.	52,084	1,839
*	ViewRay Inc.	357,247	1,836
*	Rapt Therapeutics Inc.	54,952	1,794
*	Mind Medicine Mindmed Inc.	897,874	1,778
*	Bluebird Bio Inc.	175,025	1,769
*	Catalyst Pharmaceuticals Inc.	250,987	1,757
*	Inotiv Inc.	33,617	1,748
*	Gossamer Bio Inc.	160,333	1,738
*	OraSure Technologies Inc.	184,420	1,721
*	CryoLife Inc.	97,992	1,684

		Shares	Market Value ($000)
*	Aclaris Therapeutics Inc.	131,432	1,682
*	Agenus Inc.	530,765	1,672
*	Hanger Inc.	96,896	1,635
*	Zogenix Inc.	144,300	1,623
*	AnaptysBio Inc.	50,114	1,621
*	SI-BONE Inc.	83,783	1,613
*	Collegium Pharmaceutical Inc.	90,931	1,599
*	Cutera Inc.	45,343	1,581
*	Nuvation Bio Inc.	172,105	1,544
*	Inogen Inc.	50,386	1,539
*	Y-mAbs Therapeutics Inc.	89,941	1,536
*	2seventy bio Inc.	58,160	1,532
*	Surmodics Inc.	34,695	1,524
*	Cara Therapeutics Inc.	114,923	1,515
*	HealthStream Inc.	65,068	1,511
*,1	Oramed Pharmaceuticals Inc.	78,162	1,502
*	Orthofix Medical Inc.	48,749	1,492
*	ALX Oncology Holdings Inc.	45,793	1,473
*	TransMedics Group Inc.	66,809	1,472
*	PMV Pharmaceuticals Inc.	67,694	1,472
*	Rubius Therapeutics Inc.	118,794	1,468
*	NGM Biopharmaceuticals Inc.	81,393	1,467
*	Anika Therapeutics Inc.	37,318	1,460
*,1	VBI Vaccines Inc.	479,886	1,459
	National Research Corp.	36,118	1,447
*	Eagle Pharmaceuticals Inc.	30,039	1,432
*	Praxis Precision Medicines Inc.	83,610	1,431
*	Akero Therapeutics Inc.	66,334	1,410
*	Verve Therapeutics Inc.	40,938	1,395
*	Antares Pharma Inc.	430,525	1,391
*	PetIQ Inc. Class A	69,465	1,387
*,1	Recursion Pharmaceuticals Inc. Class A	72,530	1,387
*	Gritstone bio Inc.	104,565	1,380
*	ImmunityBio Inc.	177,029	1,379
*	Chinook Therapeutics Inc.	85,578	1,370
*	MeiraGTx Holdings plc	77,202	1,365
*	Ocular Therapeutix Inc.	197,140	1,348
*	Pennant Group Inc.	66,137	1,345
*	Atea Pharmaceuticals Inc.	165,538	1,339
*	Kinnate Biopharma Inc.	66,595	1,331
*	Allovir Inc.	76,106	1,329
*	Annexon Inc.	80,634	1,314
*,1	G1 Therapeutics Inc.	101,526	1,310
*	Theravance Biopharma Inc.	154,677	1,299
*	Karyopharm Therapeutics Inc.	186,167	1,294
*	Vapotherm Inc.	58,597	1,289
*	Agiliti Inc.	60,681	1,278
*	Forma Therapeutics Holdings Inc.	87,679	1,270
*,1	Dermtech Inc.	62,933	1,264
*	Personalis Inc.	92,365	1,252
*	Intercept Pharmaceuticals Inc.	72,364	1,245
*	4D Molecular Therapeutics Inc.	54,055	1,243
*	Mersana Therapeutics Inc.	184,324	1,242
*	Stoke Therapeutics Inc.	49,244	1,226
*	Kezar Life Sciences Inc.	88,436	1,226
*	Akebia Therapeutics Inc.	449,852	1,219
*	Cullinan Oncology Inc.	66,846	1,203
*	Privia Health Group Inc.	51,909	1,199

		Shares	Market Value ($000)
*	UFP Technologies Inc.	17,816	1,191
*	Verastem Inc.	445,899	1,191
*	Chimerix Inc.	188,868	1,188
*	Arcutis Biotherapeutics Inc.	71,480	1,184
*	Kronos Bio Inc.	100,195	1,183
*	Rigel Pharmaceuticals Inc.	441,109	1,178
*	Precision BioSciences Inc.	127,308	1,153
*	Accuray Inc.	239,371	1,151
*	Geron Corp. (XNGS)	776,956	1,150
*	ORIC Pharmaceuticals Inc.	81,532	1,128
*	Athira Pharma Inc.	83,633	1,127
*	Omeros Corp.	155,783	1,122
*	Aerie Pharmaceuticals Inc.	109,657	1,108
*	CytomX Therapeutics Inc.	167,315	1,106
*	Dyne Therapeutics Inc.	77,780	1,105
*	Alignment Healthcare Inc.	68,097	1,104
*	SeaSpine Holdings Corp.	81,973	1,101
*	Curis Inc.	224,548	1,096
*	Apria Inc.	38,906	1,094
*	Applied Molecular Transport Inc.	64,059	1,089
*	Apyx Medical Corp.	80,877	1,086
*	Amneal Pharmaceuticals Inc.	257,910	1,078
*	Altimmune Inc.	102,094	1,071
*	Computer Programs and Systems Inc.	36,033	1,062
*	Marinus Pharmaceuticals Inc.	95,430	1,060
*	Albireo Pharma Inc.	43,749	1,050
*	SIGA Technologies Inc.	127,944	1,044
*	IGM Biosciences Inc.	20,918	1,044
	Phibro Animal Health Corp. Class A	53,092	1,040
*	ANI Pharmaceuticals Inc.	25,188	1,036
*	Bioxcel Therapeutics Inc.	44,482	1,020
*	Rhythm Pharmaceuticals Inc.	113,898	1,019
*	BioAtla Inc.	40,201	1,015
*	Instil Bio Inc.	46,098	1,013
*	Fulcrum Therapeutics Inc.	68,924	999
*	Organogenesis Holdings Inc. Class A	98,591	992
*	Provention Bio Inc.	143,408	990
	Utah Medical Products Inc.	8,843	987
*	Cue Biopharma Inc.	79,558	975
*	Tactile Systems Technology Inc.	49,618	968
*,1	Precigen Inc.	245,559	967
*	Aldeyra Therapeutics Inc.	125,578	963
*	VistaGen Therapeutics Inc.	495,653	957
*	LifeStance Health Group Inc.	119,897	952
*	MEI Pharma Inc.	280,383	945
*	Axogen Inc.	98,605	944
*	CEL-SCI Corp.	91,754	942
*	Viking Therapeutics Inc.	177,053	940
*	Phathom Pharmaceuticals Inc.	51,923	931
*	Bioventus Inc. Class A	74,418	925
*	Caribou Biosciences Inc.	49,747	925
*,1	Clovis Oncology Inc.	292,537	924
*	Fluidigm Corp.	194,263	896
*	Spero Therapeutics Inc.	62,670	893
*	Pliant Therapeutics Inc.	61,977	879
*	Prometheus Biosciences Inc.	29,560	878
*	Kiniksa Pharmaceuticals Ltd. Class A	75,479	877
*	Deciphera Pharmaceuticals Inc.	100,950	871

		Shares	Market Value ($000)
*	Avita Medical Inc.	62,980	867
*,1	EyePoint Pharmaceuticals Inc.	54,601	863
*	Cytek Biosciences Inc.	41,654	840
*	Aligos Therapeutics Inc.	54,722	838
*,1	Asensus Surgical Inc.	605,565	811
*	908 Devices Inc.	33,692	809
*	Lexicon Pharmaceuticals Inc.	175,674	805
*	Immunovant Inc.	103,557	797
*	InfuSystem Holdings Inc.	46,656	772
*	SQZ Biotechnologies Co.	58,621	771
*	Epizyme Inc.	232,350	760
*	Cogent Biosciences Inc.	95,961	760
*	Erasca Inc.	53,642	760
*	ZIOPHARM Oncology Inc.	542,187	754
*	Stereotaxis Inc.	128,460	754
*	Taysha Gene Therapies Inc.	57,613	748
*	KalVista Pharmaceuticals Inc.	51,265	743
*,1	BeyondSpring Inc.	57,872	739
*,1	Pulse Biosciences Inc.	36,277	736
*	iRadimed Corp.	16,319	734
*	Lineage Cell Therapeutics Inc.	323,951	732
*	Icosavax Inc.	34,617	732
*	Relmada Therapeutics Inc.	40,742	728
*	Tenaya Therapeutics Inc.	36,415	716
*	Humanigen Inc.	116,102	704
*	Passage Bio Inc.	95,732	698
*	Selecta Biosciences Inc.	231,401	694
*,1	Atossa Therapeutics Inc.	302,963	688
*	Harvard Bioscience Inc.	102,532	686
*	PAVmed Inc.	186,007	683
*	Evelo Biosciences Inc.	78,434	676
*	BioDelivery Sciences International Inc.	242,269	673
*	Arbutus Biopharma Corp.	209,069	669
*	Spectrum Pharmaceuticals Inc.	422,689	668
*	ClearPoint Neuro Inc.	48,482	666
*	Aveanna Healthcare Holdings Inc.	102,956	663
*,1	Cortexyme Inc.	50,912	662
*	Vera Therapeutics Inc.	18,450	660
*	Aeglea BioTherapeutics Inc.	104,589	653
*	Jounce Therapeutics Inc.	85,179	653
*	Tabula Rasa HealthCare Inc.	57,260	651
*	Zynex Inc.	50,180	642
*,1	Janux Therapeutics Inc.	34,550	614
*,1	UroGen Pharma Ltd.	50,549	611
*	Sight Sciences Inc.	29,141	610
*	Soliton Inc.	29,563	607
*	Sientra Inc.	150,192	604
*,1	Design Therapeutics Inc.	35,945	602
*	Nuvalent Inc. Class A	27,928	596
*	Cymabay Therapeutics Inc.	179,418	594
*,1	Esperion Therapeutics Inc.	67,885	593
*	9 Meters Biopharma Inc.	567,901	591
*	Syros Pharmaceuticals Inc.	148,976	590
*,1	Lyell Immunopharma Inc.	61,817	590
*	Foghorn Therapeutics Inc.	50,677	586
*	Nkarta Inc.	36,695	583
*	KemPharm Inc.	74,460	583
*	Shattuck Labs Inc.	68,604	582

		Shares	Market Value ($000)
*	Durect Corp.	585,536	580
*	Adicet Bio Inc.	54,192	577
*	Edgewise Therapeutics Inc.	32,924	574
*,1	Century Therapeutics Inc.	29,925	572
*	Tarsus Pharmaceuticals Inc.	21,459	571
*,1	Vor BioPharma Inc.	49,461	571
*,1	Monte Rosa Therapeutics Inc.	29,389	570
*	ChromaDex Corp.	121,362	569
*	Olema Pharmaceuticals Inc.	64,871	568
*	Imago Biosciences Inc.	25,365	567
*,1	Ampio Pharmaceuticals Inc.	493,738	558
*	Athersys Inc.	521,241	553
*	Homology Medicines Inc.	108,503	548
*	Cardiff Oncology Inc.	96,877	544
*	DarioHealth Corp.	34,656	542
*	Bolt Biotherapeutics Inc.	57,796	536
*,1	Sesen Bio Inc.	503,170	528
*,1	Day One Biopharmaceuticals Inc.	28,724	528
*	Applied Therapeutics Inc.	45,902	527
*	CytoSorbents Corp.	106,828	526
*	Fortress Biotech Inc.	184,112	525
*	Codiak Biosciences Inc.	40,647	518
*	Poseida Therapeutics Inc.	74,445	517
*	Paratek Pharmaceuticals Inc.	121,618	513
*	Surface Oncology Inc.	88,667	512
*	Treace Medical Concepts Inc.	29,443	510
*	Eiger BioPharmaceuticals Inc.	82,202	506
*,1	TherapeuticsMD Inc.	1,007,085	498
*,1	Citius Pharmaceuticals Inc.	293,935	497
*	Neoleukin Therapeutics Inc.	92,271	495
*,1	Infinity Pharmaceuticals Inc.	226,527	492
*	Immuneering Corp. Class A	21,702	491
	XBiotech Inc.	38,848	490
*	CorMedix Inc.	98,138	489
*	Akouos Inc.	61,848	476
*	Castlight Health Inc. Class B	309,567	474
*	Evolus Inc.	83,794	464
*	Viemed Healthcare Inc.	91,253	461
*,1	Brooklyn ImmunoTherapeutics Inc.	75,456	449
*,1	Bright Health Group Inc.	134,549	448
*	Quotient Ltd.	206,675	438
*	Magenta Therapeutics Inc.	77,541	437
*	Tonix Pharmaceuticals Holding Corp.	931,273	437
*	Viracta Therapeutics Inc.	93,980	433
*	Seelos Therapeutics Inc.	248,877	431
*	Accelerate Diagnostics Inc.	85,165	426
*	iCAD Inc.	57,717	425
*	Forian Inc.	49,217	422
*	Frequency Therapeutics Inc.	82,554	421
*	Immunic Inc.	49,204	420
*,1	iBio Inc.	558,999	416
*	TCR2 Therapeutics Inc.	80,102	413
*	Prelude Therapeutics Inc.	27,994	400
*	Ikena Oncology Inc.	27,905	399
*	Athenex Inc.	223,650	396
*	MaxCyte Inc.	39,722	396
*	Adverum Biotechnologies Inc.	225,019	392
*	Aspira Women's Health Inc.	188,217	391

		Shares	Market Value ($000)
*	Alpha Teknova Inc.	17,494	391
*,1	Retractable Technologies Inc.	44,671	387
*	Molecular Templates Inc.	95,485	383
*	Avrobio Inc.	98,861	380
*	WaVe Life Sciences Ltd.	97,420	380
*	Innovage Holding Corp.	47,463	378
*	Absci Corp.	35,257	372
*	Graphite Bio Inc.	41,029	370
*	Celcuity Inc.	24,360	368
*	Silverback Therapeutics Inc.	52,052	366
*	Mustang Bio Inc.	180,000	364
*	Sensei Biotherapeutics Inc.	52,869	364
*	Verrica Pharmaceuticals Inc.	34,050	352
*	Black Diamond Therapeutics Inc.	58,646	352
*	NexImmune Inc.	44,458	351
*,1	Aerovate Therapeutics Inc.	25,625	351
*,1	Cyteir Therapeutics Inc.	20,987	349
*	Vincerx Pharma Inc.	32,925	345
*	Oncocyte Corp.	152,532	343
*	Outlook Therapeutics Inc.	227,019	343
*	Summit Therapeutics Inc.	67,064	341
*	Singular Genomics Systems Inc.	29,868	341
*	Omega Therapeutics Inc.	18,832	341
*	Oncternal Therapeutics Inc.	114,600	338
*	89bio Inc.	25,390	335
*	Alpine Immune Sciences Inc.	30,158	327
*	XOMA Corp.	15,909	326
*,1	Greenwich Lifesciences Inc.	10,378	326
*	Finch Therapeutics Group Inc.	19,346	322
*	SOC Telemed Inc. Class A	153,289	311
*	Oyster Point Pharma Inc.	28,816	301
*	Talaris Therapeutics Inc.	23,200	301
*	Harpoon Therapeutics Inc.	48,164	296
*	Inozyme Pharma Inc.	37,244	296
*,1	Oncorus Inc.	53,055	294
*	Trevena Inc.	423,038	288
*	Exagen Inc.	27,840	286
*	Werewolf Therapeutics Inc.	19,758	286
*,1	Clene Inc.	49,687	283
*	Avalo Therapeutics Inc.	137,265	275
*	Biomea Fusion Inc.	22,655	273
*	Solid Biosciences Inc.	154,753	271
*	Puma Biotechnology Inc.	83,907	260
*	Eargo Inc.	50,186	260
*	Terns Pharmaceuticals Inc.	34,481	260
*	Akoya Biosciences Inc.	19,920	259
*	Eliem Therapeutics Inc.	17,739	255
*	Rain Therapeutics Inc.	19,491	252
*	Ardelyx Inc.	220,025	251
*	Neuronetics Inc.	64,598	250
*,1	Rapid Micro Biosystems Inc. Class A	20,179	249
*	Atreca Inc. Class A	67,363	242
*	Invacare Corp.	87,232	239
*,1	Kala Pharmaceuticals Inc.	125,203	238
*	CVRx Inc.	20,429	237
*	Doximity Inc. Class A	3,418	231
*	Rallybio Corp.	17,981	231
*	RxSight Inc.	20,900	227

		Shares	Market Value ($000)
*	Convey Health Solutions Holdings Inc.	33,854	221
*	Biodesix Inc.	31,489	215
*	Angion Biomedica Corp.	55,019	198
*	Acumen Pharmaceuticals Inc.	24,123	191
*	Portage Biotech Inc.	12,663	187
*	GT Biopharma Inc.	44,884	183
*	Kaleido Biosciences Inc.	50,346	181
*	NeuroPace Inc.	17,765	178
*	Talis Biomedical Corp.	36,647	171
*	Hookipa Pharma Inc.	49,879	161
*	Acutus Medical Inc.	48,318	159
*	Gemini Therapeutics Inc.	56,913	157
*	Sigilon Therapeutics Inc.	38,175	144
*	Ontrak Inc.	22,370	136
*	Mirum Pharmaceuticals Inc.	9,519	135
*	Codex DNA Inc.	19,521	134
*,1	Impel Neuropharma Inc.	13,805	128
*	Sera Prognostics Inc. Class A	11,966	127
*	Reneo Pharmaceuticals Inc.	16,466	113
*	Landos Biopharma Inc.	11,878	86
*	Aura Biosciences Inc.	4,642	81
*	Forte Biosciences Inc.	29,519	79
*	NantHealth Inc.	66,967	75
*	Warby Parker Inc. Class A	1,308	66
*	IsoPlexis Corp.	5,468	66
*	Xilio Therapeutics Inc.	3,694	58
*	Spruce Biosciences Inc.	22,072	57
*	Candel Therapeutics Inc.	4,196	43
*	Paragon 28 Inc.	2,282	43
*	Entrada Therapeutics Inc.	1,392	41
*	TScan Therapeutics Inc.	5,190	40
*	PROCEPT BioRobotics Corp.	1,094	36
*	Thorne HealthTech Inc.	4,286	36
*	Lucid Diagnostics Inc.	4,537	35
*	Cue Health Inc.	3,011	34
*	Sonendo Inc.	3,467	34
*,1	Vaxxinity Inc. Class A	2,724	34
*,1	Theseus Pharmaceuticals Inc.	2,281	33
*	In8bio Inc.	4,877	29
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/21	32,046	28
*,1,2	Tobira Therapeutics Inc. CVR	6,201	28
*	Minerva Surgical Inc.	3,693	24
*	Ventyx Biosciences Inc.	1,157	23
*	Pyxis Oncology Inc.	1,364	17
*	Elevation Oncology Inc.	2,413	16
*	Definitive Healthcare Corp. Class A	498	15
*,2	PDL BioPharma Inc.	712	2
*	Cognition Therapeutics Inc.	284	2
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	Progenics Pharmaceuticals Inc. CVR	110,304	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	—
			1,317,360
Industrials (15.1%)
	Tetra Tech Inc.	139,175	25,703
*	Saia Inc.	68,464	22,674
*	WillScot Mobile Mini Holdings Corp.	539,781	20,560
*	Chart Industries Inc.	94,268	16,454
	EMCOR Group Inc.	137,587	16,420

		Shares	Market Value ($000)
*	ASGN Inc.	134,160	16,325
	Exponent Inc.	134,060	15,618
*	WESCO International Inc.	114,921	14,265
*	AMN Healthcare Services Inc.	121,669	13,871
	Watts Water Technologies Inc. Class A	71,010	13,400
	Simpson Manufacturing Co. Inc.	112,440	12,971
	John Bean Technologies Corp.	81,001	12,780
*	Atkore Inc.	118,985	12,672
	Maximus Inc.	158,328	11,946
*	API Group Corp.	511,358	11,920
*	Summit Materials Inc. Class A	306,533	11,434
*	ExlService Holdings Inc.	84,757	11,007
	Zurn Water Solutions Corp.	313,186	10,977
	Herc Holdings Inc.	64,396	10,976
	Insperity Inc.	93,812	10,858
	Franklin Electric Co. Inc.	119,675	10,537
*	TriNet Group Inc.	104,641	10,495
	Korn Ferry	141,945	10,325
*	Bloom Energy Corp. Class A	359,351	9,875
	HB Fuller Co.	134,576	9,846
*	Resideo Technologies Inc.	373,149	9,735
	Triton International Ltd.	172,285	9,643
	Applied Industrial Technologies Inc.	100,181	9,521
	Matson Inc.	110,964	9,047
	GATX Corp.	91,152	8,978
	SPX FLOW Inc.	107,300	8,961
*	ACI Worldwide Inc.	304,580	8,875
	Altra Industrial Motion Corp.	167,249	8,816
	Comfort Systems USA Inc.	92,001	8,728
	AAON Inc.	108,224	8,441
	Hillenbrand Inc.	188,340	8,400
	Helios Technologies Inc.	83,460	8,374
	EnerSys	110,716	8,203
	Aerojet Rocketdyne Holdings Inc.	193,173	8,121
*	Fluor Corp.	366,551	8,104
*	Welbilt Inc.	337,559	7,953
	Installed Building Products Inc.	61,234	7,905
	ABM Industries Inc.	173,853	7,823
*	Vicor Corp.	54,450	7,811
	Badger Meter Inc.	75,358	7,714
	Brink's Co.	125,602	7,682
	Kennametal Inc.	215,802	7,633
	Terex Corp.	176,564	7,483
	UniFirst Corp.	38,922	7,459
	Werner Enterprises Inc.	161,746	7,296
	Encore Wire Corp.	51,888	7,288
*	Itron Inc.	116,739	7,227
*	Dycom Industries Inc.	77,136	7,211
*	Beacon Roofing Supply Inc.	144,023	7,188
	Belden Inc.	114,192	7,042
	Kadant Inc.	29,735	6,972
*	CryoPort Inc.	104,644	6,953
	Otter Tail Corp.	106,099	6,938
	Forward Air Corp.	70,186	6,931
	ArcBest Corp.	65,289	6,730
*	Masonite International Corp.	62,272	6,663
*	Hub Group Inc. Class A	85,416	6,634
	Federal Signal Corp.	155,537	6,599

		Shares	Market Value ($000)
*	SPX Corp.	113,215	6,583
	EVERTEC Inc.	156,342	6,565
*	Atlas Air Worldwide Holdings Inc.	74,296	6,509
	Albany International Corp. Class A	79,424	6,428
*	Kratos Defense & Security Solutions Inc.	316,549	6,239
*	GMS Inc.	110,315	6,163
	Brady Corp. Class A	121,743	6,118
*,1	Nikola Corp.	580,659	5,934
*	Gibraltar Industries Inc.	84,674	5,749
	Mueller Water Products Inc. Class A	406,497	5,545
	EnPro Industries Inc.	53,311	5,438
	ESCO Technologies Inc.	66,040	5,398
	Trinity Industries Inc.	203,408	5,390
	Barnes Group Inc.	122,244	5,312
*,2	Raven Industries Inc.	90,990	5,277
*	JELD-WEN Holding Inc.	216,814	5,253
	Moog Inc. Class A	74,682	5,166
	Maxar Technologies Inc.	185,127	5,097
*	Verra Mobility Corp. Class A	345,982	4,979
*	Green Dot Corp. Class A	138,046	4,956
	McGrath RentCorp.	62,296	4,815
	ManTech International Corp. Class A	70,747	4,807
*	Veritiv Corp.	37,841	4,769
*	MYR Group Inc.	42,633	4,720
*	AeroVironment Inc.	58,001	4,684
*	Allegheny Technologies Inc.	328,771	4,682
	Patrick Industries Inc.	58,599	4,674
*	CBIZ Inc.	129,081	4,651
	ICF International Inc.	47,733	4,618
	CSW Industrials Inc.	38,294	4,603
	Granite Construction Inc.	118,051	4,590
*	O-I Glass Inc.	407,706	4,513
*	NV5 Global Inc.	34,077	4,481
*	Ferro Corp.	212,137	4,480
*	Meritor Inc.	175,122	4,429
*	Montrose Environmental Group Inc.	59,788	4,378
	Shyft Group Inc.	89,284	4,340
	Lindsay Corp.	28,110	4,091
*	Textainer Group Holdings Ltd.	123,679	4,041
	TTEC Holdings Inc.	47,710	4,026
	Greif Inc. Class A	65,986	4,004
	Kforce Inc.	52,252	4,004
*	OSI Systems Inc.	43,791	3,982
	Mesa Laboratories Inc.	12,813	3,957
*	Ranpak Holdings Corp. Class A	97,259	3,854
*	Air Transport Services Group Inc.	152,313	3,761
	Tennant Co.	47,659	3,749
	TriMas Corp.	111,471	3,692
	Deluxe Corp.	108,630	3,676
	Astec Industries Inc.	58,490	3,666
	Alamo Group Inc.	25,708	3,656
*	Repay Holdings Corp. Class A	223,486	3,656
*	Proto Labs Inc.	71,700	3,594
*	Donnelley Financial Solutions Inc.	76,130	3,557
	H&E Equipment Services Inc.	83,012	3,495
*	Cimpress plc	43,675	3,399
*	CoreCivic Inc.	309,806	3,337
	AZZ Inc.	64,146	3,329

		Shares	Market Value ($000)
	Enerpac Tool Group Corp. Class A	156,132	3,296
	Greenbrier Cos. Inc.	82,245	3,289
*	FARO Technologies Inc.	47,067	3,269
*	Aspen Aerogels Inc.	56,912	3,253
	Standex International Corp.	31,178	3,212
	Columbus McKinnon Corp.	71,811	3,190
	Griffon Corp.	120,099	3,160
*,1	Desktop Metal Inc. Class A	483,274	3,151
	Pitney Bowes Inc.	454,450	3,104
	Primoris Services Corp.	138,024	3,095
*	PGT Innovations Inc.	149,040	3,061
*	AAR Corp.	87,963	2,873
*	Triumph Group Inc.	164,388	2,755
	Apogee Enterprises Inc.	65,444	2,703
*	American Woodmark Corp.	43,332	2,671
	Kaman Corp.	71,260	2,637
*	Huron Consulting Group Inc.	57,581	2,631
*	Evo Payments Inc. Class A	122,217	2,602
*	Construction Partners Inc. Class A	75,097	2,594
	Gorman-Rupp Co.	58,579	2,532
*	Vivint Smart Home Inc.	236,472	2,492
*	Great Lakes Dredge & Dock Corp.	167,116	2,470
	Marten Transport Ltd.	153,491	2,468
*	Cross Country Healthcare Inc.	92,572	2,422
*	TrueBlue Inc.	89,916	2,340
	Douglas Dynamics Inc.	58,258	2,316
*	Energy Recovery Inc.	108,754	2,311
*,1	Danimer Scientific Inc.	171,546	2,288
	SFL Corp. Ltd.	269,951	2,251
*	Cornerstone Building Brands Inc.	141,289	2,221
*	Conduent Inc.	430,799	2,171
	Wabash National Corp.	128,845	2,152
	Heidrick & Struggles International Inc.	49,815	2,151
*,1	Frontline Ltd.	308,141	2,111
*	GreenSky Inc. Class A	185,082	2,099
	Heartland Express Inc.	123,109	2,061
	DHT Holdings Inc.	365,772	2,030
	Insteel Industries Inc.	48,054	2,026
*	First Advantage Corp.	115,713	2,006
*,1	Hyliion Holdings Corp.	302,414	2,005
*	RR Donnelley & Sons Co.	183,281	1,935
	Chase Corp.	19,211	1,894
	Quanex Building Products Corp.	86,467	1,848
*	Sterling Construction Co. Inc.	71,726	1,848
*,1	Workhorse Group Inc.	311,223	1,818
	Myers Industries Inc.	93,230	1,816
*	Forterra Inc.	75,129	1,787
*	PAE Inc.	179,659	1,782
	Scorpio Tankers Inc.	125,862	1,751
*	Napco Security Technologies Inc.	37,361	1,736
	International Seaways Inc.	118,699	1,733
*,1	Ideanomics Inc.	1,073,732	1,729
*	Yellow Corp.	130,470	1,717
*	Manitowoc Co. Inc.	88,491	1,687
	CRA International Inc.	18,311	1,686
*	BlueLinx Holdings Inc.	23,762	1,676
*	Titan Machinery Inc.	49,941	1,660
*	Forrester Research Inc.	29,159	1,646

		Shares	Market Value ($000)
	Costamare Inc.	136,576	1,639
*	Transcat Inc.	18,196	1,619
*	SP Plus Corp.	59,686	1,618
	Kelly Services Inc. Class A	91,062	1,535
	Argan Inc.	38,480	1,512
	VSE Corp.	27,280	1,493
	Cass Information Systems Inc.	36,714	1,474
*	Thermon Group Holdings Inc.	85,158	1,470
*	BrightView Holdings Inc.	105,682	1,437
*	Advantage Solutions Inc.	197,137	1,425
*	Franklin Covey Co.	32,158	1,414
	Resources Connection Inc.	81,565	1,401
	Pactiv Evergreen Inc.	110,948	1,377
*	Tutor Perini Corp.	106,548	1,370
*	Paya Holdings Inc. Class A	211,973	1,365
	Barrett Business Services Inc.	19,314	1,363
*	Cantaloupe Inc.	150,330	1,356
	Luxfer Holdings plc	70,996	1,348
*	Modine Manufacturing Co.	128,984	1,336
*	Babcock & Wilcox Enterprises Inc.	143,566	1,306
	Genco Shipping & Trading Ltd.	83,105	1,281
*	CIRCOR International Inc.	47,513	1,280
*	DXP Enterprises Inc.	46,135	1,275
*	Flywire Corp.	31,218	1,269
*	International Money Express Inc.	82,945	1,253
	Ennis Inc.	65,817	1,252
*	BTRS Holdings Inc.	166,901	1,245
*	Vectrus Inc.	29,725	1,244
*	CS Disco Inc.	33,498	1,229
*	Ducommun Inc.	27,874	1,185
	Allied Motion Technologies Inc.	30,008	1,184
	REV Group Inc.	73,550	1,155
*	Willdan Group Inc.	28,734	1,150
*,1	Eos Energy Enterprises Inc.	110,988	1,104
*	Vishay Precision Group Inc.	32,008	1,099
	National Presto Industries Inc.	13,319	1,089
*	IES Holdings Inc.	22,500	1,080
*,1	Velodyne Lidar Inc.	195,263	1,078
*,1	View Inc.	253,813	1,071
*,1	PureCycle Technologies Inc.	85,146	1,047
*	I3 Verticals Inc. Class A	55,317	1,032
	Hyster-Yale Materials Handling Inc.	25,613	1,006
*	Daseke Inc.	103,859	1,002
	Dorian LPG Ltd.	80,725	994
	Greif Inc. Class B	15,901	941
	Miller Industries Inc.	28,442	930
	Eagle Bulk Shipping Inc.	22,879	917
*	Titan International Inc.	131,061	903
*	Custom Truck One Source Inc.	119,310	897
*	Blue Bird Corp.	40,846	827
*	Atlanticus Holdings Corp.	13,912	827
	Kronos Worldwide Inc.	57,628	807
*	Covenant Logistics Group Inc. Class A	31,562	791
	Nordic American Tankers Ltd.	391,424	775
*	ShotSpotter Inc.	21,947	771
*	Radiant Logistics Inc.	101,590	766
*	Byrna Technologies Inc.	47,977	706
*	Commercial Vehicle Group Inc.	83,034	697

		Shares	Market Value ($000)
*	Teekay Tankers Ltd. Class A	61,598	692
*	Infrastructure and Energy Alternatives Inc.	71,573	677
*	Luna Innovations Inc.	79,100	662
	Park Aerospace Corp.	50,668	654
	Caesarstone Ltd.	58,325	651
*	Astronics Corp.	62,102	650
	US Lime & Minerals Inc.	5,331	635
*	Acacia Research Corp.	127,035	622
*	PAM Transportation Services Inc.	9,402	609
*	Lawson Products Inc.	12,526	603
*	Teekay Corp.	179,851	597
	Powell Industries Inc.	23,600	576
*	Safe Bulkers Inc.	158,004	572
*	US Xpress Enterprises Inc. Class A	69,775	548
*	Concrete Pumping Holdings Inc.	66,971	547
*,1	Rekor Systems Inc.	81,278	546
*	EVI Industries Inc.	14,659	500
*	Iteris Inc.	108,101	491
	Preformed Line Products Co.	7,662	484
*	CECO Environmental Corp.	80,667	478
*	INNOVATE Corp.	122,798	468
	Park-Ohio Holdings Corp.	22,071	466
*,1	Aersale Corp.	23,487	425
*	Mistras Group Inc.	51,031	407
*,1	AgEagle Aerial Systems Inc.	173,054	391
	Universal Logistics Holdings Inc.	20,376	379
*	Mayville Engineering Co. Inc.	23,382	347
*	Atlas Technical Consultants Inc.	34,983	321
	Hirequest Inc.	13,251	302
*	Karat Packaging Inc.	11,963	263
*	GreenBox POS	47,386	247
*	Willis Lease Finance Corp.	7,023	241
*	Target Hospitality Corp.	64,517	238
*	Hireright Holdings Corp.	10,396	193
*	IBEX Holdings Ltd.	14,190	188
*	StarTek Inc.	43,685	176
*	Priority Technology Holdings Inc.	26,830	173
*	Team Inc.	68,130	92
*	BM Technologies Inc. (XASE)	6,954	84
*	AvidXchange Holdings Inc.	1,027	22
*	Sterling Check Corp.	487	12
*	Remitly Global Inc.	243	6
	Macquarie Infrastructure Holdings LLC	168	1
	Regal Rexnord Corp.	2	—
			1,134,321
Other (0.0%)[3]
*	Finwise Bancorp	932	12
*,2	Aduro Biotech Inc. CVR	17,431	10
*,2	Media General Inc. CVR	85,418	3
*,2	NewStar Financial Inc. CVR	18,788	2
*,2	GTX Inc. CVR	846	1
*,2	Contra Flexion Therape CVR	111	—
			28
Real Estate (7.2%)
	EastGroup Properties Inc.	102,563	20,892
	STAG Industrial Inc.	421,270	18,359
	Innovative Industrial Properties Inc.	61,157	15,707

		Shares	Market Value ($000)
	Terreno Realty Corp.	183,499	13,973
	National Storage Affiliates Trust	209,578	12,864
	Agree Realty Corp.	175,517	11,858
	Healthcare Realty Trust Inc.	375,536	11,762
	Kite Realty Group Trust	559,935	11,266
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	197,874	11,255
*	Ryman Hospitality Properties Inc.	138,782	10,742
*	Redfin Corp.	262,588	10,685
	Lexington Realty Trust	707,909	10,654
	Macerich Co.	551,918	10,409
	Broadstone Net Lease Inc.	399,141	9,979
*	Digitalbridge Group Inc.	1,252,102	9,967
	Physicians Realty Trust	556,538	9,923
	Outfront Media Inc.	375,536	9,385
	PotlatchDeltic Corp.	170,402	9,226
	PS Business Parks Inc.	51,781	9,072
	Apple Hospitality REIT Inc.	553,179	8,309
	Essential Properties Realty Trust Inc.	302,066	8,165
*	Equity Commonwealth	302,659	7,703
	Corporate Office Properties Trust	291,324	7,475
	Sabra Health Care REIT Inc.	569,232	7,360
	Pebblebrook Hotel Trust	335,381	7,026
	SITE Centers Corp.	446,832	6,729
	Kennedy-Wilson Holdings Inc.	310,181	6,728
	Uniti Group Inc.	501,853	6,660
	Independence Realty Trust Inc.	271,016	6,640
*	Cushman & Wakefield plc	358,133	6,332
	Newmark Group Inc. Class A	385,088	6,184
*	Sunstone Hotel Investors Inc.	561,697	6,106
	eXp World Holdings Inc.	162,007	5,947
	National Health Investors Inc.	112,884	5,897
	Columbia Property Trust Inc.	295,980	5,683
	Brandywine Realty Trust	437,762	5,625
	Piedmont Office Realty Trust Inc. Class A	319,849	5,559
	Washington REIT	218,470	5,505
	Retail Opportunity Investments Corp.	306,625	5,384
	RLJ Lodging Trust	426,710	5,372
	Four Corners Property Trust Inc.	196,313	5,304
	Tanger Factory Outlet Centers Inc.	263,950	5,229
	Urban Edge Properties	298,589	5,145
	Monmouth Real Estate Investment Corp.	245,847	5,106
	CareTrust REIT Inc.	248,920	5,031
*	DiamondRock Hospitality Co.	539,433	4,698
*	Xenia Hotels & Resorts Inc.	293,872	4,605
	Easterly Government Properties Inc. Class A	217,624	4,564
	Acadia Realty Trust	223,942	4,521
*	Realogy Holdings Corp.	297,365	4,517
	American Assets Trust Inc.	128,770	4,430
	NexPoint Residential Trust Inc.	57,379	4,279
	St. Joe Co.	85,980	4,128
	Alexander & Baldwin Inc.	186,815	4,116
	Paramount Group Inc.	481,662	3,834
*	Mack-Cali Realty Corp.	226,522	3,785
	Industrial Logistics Properties Trust	167,674	3,716
	Global Net Lease Inc.	260,846	3,704
	Centerspace	36,147	3,694
	Service Properties Trust	423,430	3,603
	Empire State Realty Trust Inc. Class A	369,038	3,355

		Shares	Market Value ($000)
	Safehold Inc.	46,057	3,295
	LTC Properties Inc.	100,580	3,194
	Getty Realty Corp.	102,869	3,141
	Office Properties Income Trust	123,639	2,934
*	Apartment Investment and Management Co. Class A	385,054	2,853
	RPT Realty	206,860	2,631
*	Marcus & Millichap Inc.	61,349	2,629
	Community Healthcare Trust Inc.	60,847	2,618
	GEO Group Inc.	303,242	2,547
	Global Medical REIT Inc.	154,305	2,521
	UMH Properties Inc.	109,246	2,521
*	Radius Global Infrastructure Inc. Class A (XNMS)	151,739	2,504
	American Finance Trust Inc.	306,652	2,435
*	Summit Hotel Properties Inc.	266,490	2,385
	Plymouth Industrial REIT Inc.	75,255	2,239
	NETSTREIT Corp.	102,198	2,181
	Armada Hoffler Properties Inc.	154,875	2,160
	Gladstone Land Corp.	73,924	2,112
	Gladstone Commercial Corp.	93,992	2,088
	Universal Health Realty Income Trust	33,049	1,840
	City Office REIT Inc.	110,063	1,836
	Preferred Apartment Communities Inc. Class A	133,049	1,754
	Diversified Healthcare Trust	610,722	1,704
	Ares Commercial Real Estate Corp.	112,828	1,661
*	CorePoint Lodging Inc.	101,373	1,564
	Franklin Street Properties Corp.	266,059	1,532
	Phillips Edison & Co. Inc.	48,107	1,509
	Saul Centers Inc.	30,583	1,506
*	Chatham Lodging Trust	123,068	1,466
	Urstadt Biddle Properties Inc. Class A	76,573	1,446
	Alexander's Inc.	5,577	1,425
*	Seritage Growth Properties Class A	96,811	1,393
	One Liberty Properties Inc.	41,446	1,348
	RE/MAX Holdings Inc. Class A	47,792	1,314
	RMR Group Inc. Class A	39,401	1,287
	Whitestone REIT	111,954	1,037
*	FRP Holdings Inc.	17,196	1,008
*	Tejon Ranch Co.	53,990	988
	CatchMark Timber Trust Inc. Class A	126,406	972
*	Forestar Group Inc.	44,092	874
	Farmland Partners Inc.	73,902	856
	Indus Realty Trust Inc.	11,249	832
	CTO Realty Growth Inc.	15,061	827
*	Hersha Hospitality Trust Class A	83,819	740
*	Braemar Hotels & Resorts Inc.	137,093	598
	BRT Apartments Corp.	29,635	558
	Postal Realty Trust Inc. Class A	31,009	538
*	Ashford Hospitality Trust Inc.	43,188	460
*	Fathom Holdings Inc.	13,157	310
	Clipper Realty Inc.	31,332	274
	Retail Value Inc.	44,275	269
*,1	Rafael Holdings Inc. Class B	25,258	139
*	Bridge Investment Group Holdings Inc. Class A	2,899	60
	Ventas Inc.	99	5
			540,649
Technology (13.0%)
*	Lattice Semiconductor Corp.	350,286	26,597
*	Synaptics Inc.	91,081	25,707

		Shares	Market Value ($000)
*	Silicon Laboratories Inc.	114,634	22,499
*	Asana Inc. Class A	190,865	19,840
*	Rapid7 Inc.	143,419	17,793
*	II-VI Inc.	269,964	16,881
*	Ambarella Inc.	90,216	16,196
	KBR Inc.	364,999	16,060
	Power Integrations Inc.	155,824	15,587
*	Workiva Inc. Class A	110,526	15,415
*	Blackline Inc.	138,484	15,240
*	Novanta Inc.	91,057	14,701
*,1	MicroStrategy Inc. Class A	20,261	14,617
*	Semtech Corp.	166,904	14,299
*	Varonis Systems Inc. Class B	273,348	14,162
*	Rogers Corp.	48,281	13,162
*	SPS Commerce Inc.	93,125	13,130
*	Sprout Social Inc. Class A	115,441	12,892
*	DigitalOcean Holdings Inc.	127,846	12,888
*	Ziff Davis Inc.	112,159	12,772
*	Mimecast Ltd.	157,183	12,732
*	Digital Turbine Inc.	234,326	12,433
*	Sailpoint Technologies Holdings Inc.	236,175	12,420
*	MaxLinear Inc.	183,126	12,330
*	Diodes Inc.	112,500	11,964
*	Onto Innovation Inc.	125,670	11,833
*	Tenable Holdings Inc.	234,144	11,567
*	Perficient Inc.	84,006	11,511
*	Qualys Inc.	87,988	11,464
*	Sitime Corp.	38,085	11,368
*	Upwork Inc.	304,502	11,346
*	Q2 Holdings Inc.	141,144	11,334
*	Envestnet Inc.	140,259	10,754
*	Fabrinet	95,390	10,546
	CMC Materials Inc.	75,388	10,012
*	Alarm.com Holdings Inc.	122,058	9,739
*	Blackbaud Inc.	124,918	9,426
*	Cargurus Inc.	243,584	9,134
	Kulicke & Soffa Industries Inc.	158,033	9,112
*	MACOM Technology Solutions Holdings Inc. Class H	125,670	9,037
*	Altair Engineering Inc. Class A	119,348	8,885
*	Insight Enterprises Inc.	89,014	8,779
	Advanced Energy Industries Inc.	99,288	8,707
*	Box Inc. Class A	367,849	8,611
*	FormFactor Inc.	200,705	8,414
*	LiveRamp Holdings Inc.	170,490	8,001
*	Verint Systems Inc.	166,408	7,919
*	Appian Corp. Class A	101,508	7,547
*	Rambus Inc.	279,945	7,531
*	CommVault Systems Inc.	118,291	7,438
*	PagerDuty Inc.	208,365	7,387
*	Cerence Inc.	97,671	7,343
*	3D Systems Corp.	313,332	7,138
	Vishay Intertechnology Inc.	344,303	7,013
	Shutterstock Inc.	60,403	6,887
*	Momentive Global Inc.	334,931	6,843
*	LivePerson Inc.	167,320	6,469
*	TechTarget Inc.	65,822	6,360
*	Yelp Inc. Class A	184,751	6,333
*	Ultra Clean Holdings Inc.	114,572	6,280

		Shares	Market Value ($000)
*	Plexus Corp.	72,166	6,072
*	Sanmina Corp.	165,779	6,058
*	Magnite Inc.	335,139	5,908
*	Appfolio Inc. Class A	48,334	5,824
*	Zuora Inc. Class A	287,637	5,698
	Amkor Technology Inc.	263,505	5,681
*	BigCommerce Holdings Inc. Series 1	124,851	5,652
	Progress Software Corp.	113,550	5,501
*	NetScout Systems Inc.	181,004	5,412
*	Allscripts Healthcare Solutions Inc.	319,907	5,320
*	Axcelis Technologies Inc.	85,924	5,312
*	Domo Inc. Class B	71,121	5,146
*	Bottomline Technologies DE Inc.	114,254	5,123
*	E2open Parent Holdings Inc.	418,746	5,100
	Xperi Holding Corp.	270,962	4,856
*	Covetrus Inc.	267,137	4,803
*	Super Micro Computer Inc.	111,340	4,609
*	Schrodinger Inc.	116,977	4,583
	CSG Systems International Inc.	84,181	4,437
	Methode Electronics Inc.	98,498	4,380
*	JFrog Ltd.	136,500	4,363
*	Bandwidth Inc. Class A	59,722	4,280
*	Grid Dynamics Holdings Inc.	108,687	4,264
*	Porch Group Inc.	198,982	4,187
*	Avaya Holdings Corp.	212,994	4,147
*	Cohu Inc.	123,736	4,080
*	TTM Technologies Inc.	277,241	3,820
*	PROS Holdings Inc.	103,148	3,746
*	Ping Identity Holding Corp.	153,967	3,666
*	ePlus Inc.	34,312	3,620
*	Impinj Inc.	48,206	3,614
*	Ichor Holdings Ltd.	71,692	3,433
*	Veeco Instruments Inc.	128,783	3,423
*,1	PAR Technology Corp.	63,022	3,300
*	Sumo Logic Inc.	221,469	3,132
*	Unisys Corp.	169,342	3,075
*,1	MicroVision Inc.	424,152	3,003
*	Avid Technology Inc.	93,472	2,997
*	Eventbrite Inc. Class A	193,637	2,924
	CTS Corp.	82,322	2,868
	Sapiens International Corp. NV	79,855	2,832
*	Yext Inc.	287,012	2,773
*	nLight Inc.	109,976	2,737
*	Alpha & Omega Semiconductor Ltd.	54,538	2,679
*	Model N Inc.	91,610	2,574
*	SMART Global Holdings Inc.	45,027	2,567
*	CEVA Inc.	57,965	2,556
	A10 Networks Inc.	155,022	2,390
*	Consensus Cloud Solutions Inc.	37,393	2,342
*	PDF Solutions Inc.	76,608	2,293
*	Parsons Corp.	67,866	2,252
*	Agilysys Inc.	51,130	2,227
	Benchmark Electronics Inc.	92,429	2,179
	Ebix Inc.	68,462	2,092
*	Photronics Inc.	155,492	2,054
*	Tucows Inc. Class A	25,090	2,041
*	NeoPhotonics Corp.	132,294	2,033
*	ScanSource Inc.	64,898	2,028

		Shares	Market Value ($000)
*	Rackspace Technology Inc.	141,060	2,012
*	Aeva Technologies Inc.	197,799	1,968
*	Mitek Systems Inc.	110,736	1,897
*	ChannelAdvisor Corp.	75,346	1,884
*	Veritone Inc.	73,296	1,879
	Simulations Plus Inc.	39,509	1,856
	American Software Inc. Class A	81,081	1,849
*	Telos Corp.	103,025	1,623
*	OneSpan Inc.	90,851	1,553
*	Cleanspark Inc.	86,158	1,532
*	Diebold Nixdorf Inc.	185,556	1,505
*	Upland Software Inc.	74,558	1,460
*,1	Digimarc Corp.	32,944	1,413
*	Kimball Electronics Inc.	62,224	1,320
	Hackett Group Inc.	63,600	1,301
*	DSP Group Inc.	58,157	1,279
*,1	Atomera Inc.	52,364	1,261
*	Identiv Inc.	54,817	1,260
*	Groupon Inc. Class A	60,748	1,255
	PC Connection Inc.	28,588	1,253
*	Zix Corp.	138,436	1,173
*	ON24 Inc.	69,383	1,099
*	Kopin Corp.	200,778	1,048
*,1	Xometry Inc. Class A	20,780	1,033
*	Brightcove Inc.	104,311	1,005
*	GAN Ltd.	103,805	1,004
*	Limelight Networks Inc.	323,543	890
*	AXT Inc.	103,429	850
*	Mediaalpha Inc. Class A	54,976	848
	NVE Corp.	12,425	836
*	Couchbase Inc.	24,998	826
*	TrueCar Inc.	247,691	815
*	Quantum Corp.	148,316	811
*	Intelligent Systems Corp.	18,933	768
*	Rimini Street Inc.	113,544	751
*	MeridianLink Inc.	32,279	712
*	Intapp Inc.	25,662	703
*	EMCORE Corp.	94,632	697
*	EverCommerce Inc.	42,322	689
*	Smith Micro Software Inc.	118,827	651
*	Benefitfocus Inc.	64,550	649
*	EverQuote Inc. Class A	48,873	644
*	comScore Inc.	182,786	634
*	eGain Corp.	53,085	557
*	GTY Technologies Holdings Inc.	83,332	548
*	Alkami Technology Inc.	18,535	532
*	Ouster Inc.	75,037	510
*	VirnetX Holding Corp.	164,301	493
*	Daktronics Inc.	95,015	464
*	SecureWorks Corp. Class A	25,275	449
*,1	SkyWater Technology Inc.	20,346	381
*	Viant Technology Inc. Class A	30,580	300
*	Informatica Inc. Class A	7,542	243
*	1stdibs.com Inc.	16,963	219
*	Expensify Inc. Class A	2,544	115
*	Freshworks Inc. Class A	2,940	104
*	Amplitude Inc. Class A	1,237	80
*	Enfusion Inc. Class A	2,598	50

		Shares	Market Value ($000)
*	EngageSmart Inc.	1,941	42
*	NerdWallet Inc. Class A	2,265	41
*	Arteris Inc.	1,385	38
*	Backblaze Inc. Class A	1,581	34
*	Weave Communications Inc.	1,809	32
*	Thoughtworks Holding Inc.	994	29
*	ForgeRock Inc. Class A	996	27
*	Gitlab Inc. Class A	258	25
*	Stronghold Digital Mining Inc. Class A	1,388	24
*	UserTesting Inc.	2,575	22
*	Braze Inc. Class A	258	20
			976,326
Telecommunications (1.8%)
*	Vonage Holdings Corp.	623,890	12,865
*	Iridium Communications Inc.	304,850	11,721
*	Calix Inc.	142,378	9,534
*	Viavi Solutions Inc.	589,655	8,733
	Cogent Communications Holdings Inc.	110,142	8,253
*,1	fuboTV Inc.	339,344	6,658
*	8x8 Inc.	286,339	6,171
	InterDigital Inc.	79,909	5,427
*	Vocera Communications Inc.	88,963	5,190
	Telephone and Data Systems Inc.	260,877	4,612
*	Liberty Latin America Ltd. Class C	400,401	4,500
*	Extreme Networks Inc.	318,656	4,302
*	Infinera Corp.	466,656	3,794
	Shenandoah Telecommunications Co.	124,862	3,170
*	IDT Corp. Class B	51,754	2,809
*	EchoStar Corp. Class A	101,984	2,791
*	Plantronics Inc.	109,159	2,786
	ADTRAN Inc.	124,325	2,534
*	WideOpenWest Inc.	134,763	2,507
*	Harmonic Inc.	230,048	2,473
*	Globalstar Inc.	1,563,727	2,174
*	NETGEAR Inc.	77,808	2,081
*,1	Gogo Inc.	152,445	1,954
*	Clearfield Inc.	29,388	1,903
*	Digi International Inc.	87,087	1,875
*	Anterix Inc.	29,574	1,779
	Comtech Telecommunications Corp.	65,686	1,668
*	Consolidated Communications Holdings Inc.	188,169	1,415
*,1	Inseego Corp.	215,691	1,393
*	Liberty Latin America Ltd. Class A	106,501	1,210
*	US Cellular Corp.	39,839	1,160
	ATN International Inc.	28,634	1,094
*	Ooma Inc.	56,454	1,062
*	Telesat Corp.	33,411	1,028
*	Ribbon Communications Inc.	181,948	992
*	CalAmp Corp.	90,387	830
*	Aviat Networks Inc.	25,054	785
*	Akoustis Technologies Inc.	112,393	780
*	Cambium Networks Corp.	27,723	754
*	DZS Inc.	43,640	566
*	Casa Systems Inc.	81,229	405
*	KVH Industries Inc.	39,464	394
*	Hemisphere Media Group Inc. Class A	41,112	312
*	Kaltura Inc.	43,540	206

		Shares	Market Value ($000)
*	IHS Holding Ltd.	4,630	62
			138,712
Utilities (2.9%)
*	Evoqua Water Technologies Corp.	298,666	13,434
	Portland General Electric Co.	232,260	11,304
	PNM Resources Inc.	221,113	10,888
*	Casella Waste Systems Inc. Class A	126,948	10,763
	Black Hills Corp.	162,719	10,434
	Southwest Gas Holdings Inc.	152,580	10,041
[1]	Brookfield Infrastructure Corp. Class A	159,362	9,433
	New Jersey Resources Corp.	249,416	9,173
	American States Water Co.	95,086	8,955
	Ormat Technologies Inc. (XNYS)	116,976	8,832
	ONE Gas Inc.	136,152	8,828
	California Water Service Group	132,818	8,369
*	Sunnova Energy International Inc.	222,084	8,210
	ALLETE Inc.	135,494	7,944
	Spire Inc.	130,889	7,834
	Clearway Energy Inc. Class C	208,975	7,799
	NorthWestern Corp.	133,537	7,385
	Avista Corp.	178,929	6,891
	MGE Energy Inc.	93,989	6,823
	South Jersey Industries Inc.	265,917	6,249
	Chesapeake Utilities Corp.	44,448	5,661
	SJW Group	71,372	4,807
	Middlesex Water Co.	44,529	4,588
	Northwest Natural Holding Co.	78,762	3,396
	Clearway Energy Inc. Class A	93,105	3,215
*	Harsco Corp.	202,369	2,951
*	US Ecology Inc.	81,255	2,768
	Unitil Corp.	40,300	1,670
	York Water Co.	33,534	1,571
*	Heritage-Crystal Clean Inc.	40,491	1,299
	Artesian Resources Corp. Class A	20,893	893
*	Pure Cycle Corp.	50,062	729
	Global Water Resources Inc.	33,021	569
	Via Renewables Inc. Class A	30,858	345
*	Sharps Compliance Corp.	36,747	271
*	Cadiz Inc.	54,182	219
*	Aris Water Solution Inc. Class A	6,921	100
			214,641
Total Common Stocks (Cost $7,166,978)			7,467,876
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $22)	22	22

		Shares	Market Value ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 0.077% (Cost $205,863)	2,058,765	205,876
Total Investments (102.3%) (Cost $7,372,863)			7,673,774
Other Assets and Liabilities—Net (-2.3%)			(170,994)
Net Assets (100%)			7,502,780
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,864,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $198,550,000 was received for securities on loan, of which $198,055,000 is held in Vanguard Market Liquidity Fund and $495,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	364	39,991	(1,414)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,462,525	—	5,351	7,467,876
Corporate Bonds	—	22	—	22
Temporary Cash Investments	205,876	—	—	205,876
Total	7,668,401	22	5,351	7,673,774
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,414	—	—	1,414
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.